UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2011

Date of reporting period:	03/31/2011

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2011 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2011

	Number of Shares	Value

Investments — 102.7% of net assets

Common Stocks — 42.0%

US Common Stocks — 17.5%

Aerospace & Defense — 0.2%
AAR Corp. (a)	100,000	$2,772,000
General Dynamics Corp.	2,900	222,024
Huntington Ingalls Industries, Inc. (a)	2,792	115,868
Lockheed Martin Corp.	6,700	538,680
Northrop Grumman Corp.	16,757	1,050,831
Raytheon Co.	34,262	1,742,908
		6,442,311

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	14,229	713,442
FedEx Corp.	100,000	9,355,000
United Parcel Service, Inc. (UPS), Class B	50,300	3,738,296
		13,806,738

Airlines — 0.1%
AMR Corp. (a)	283,429	1,830,951
Delta Air Lines, Inc. (a)	300,258	2,942,528
US Airways Group, Inc. (a)	149,725	1,304,105
		6,077,584

Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a) (b) (c)	690,543	—
Ford Motor Co. (a)	13,400	199,794
Harley-Davidson, Inc.	5,400	229,446
		429,240

Beverages — 0.1%
Coca-Cola Co. (The)	6,100	404,735
Constellation Brands, Inc., Class A (a)	166,600	3,378,648
		3,783,383

Biotechnology — 0.0%
Biogen Idec, Inc. (a)	8,600	631,154
Gilead Sciences, Inc. (a)	9,200	390,448
		1,021,602

Capital Markets — 0.3%
Ameriprise Financial, Inc.	13,363	816,212
Federated Investors, Inc., Class B	26,908	719,789
Franklin Resources, Inc.	3,200	400,256
Goldman Sachs Group, Inc. (The)	1,300	206,011
Legg Mason, Inc.	123,638	4,462,095
Northern Trust Corp.	89,500	4,542,125

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

T. Rowe Price Group, Inc.	5,200	$345,384
		11,491,872

Chemicals — 0.3%
Calgon Carbon Corp. (a)	49,500	786,060
International Flavors & Fragrances, Inc.	47,000	2,928,100
Lubrizol Corp.	3,500	468,860
Monsanto Co.	28,938	2,091,060
Nalco Holding Co.	130,200	3,555,762
Scotts Miracle-Gro Co. (The), Class A	37,614	2,175,970
Sherwin-Williams Co. (The)	1,672	140,431
		12,146,243

Commercial Banks — 0.4%
CIT Group, Inc. (a)	32,120	1,366,706
Fifth Third Bancorp	33,200	460,816
KeyCorp	46,600	413,808
M&T Bank Corp.	14,119	1,249,108
Marshall & Ilsley Corp.	205,800	1,644,342
PNC Financial Services Group, Inc.	3,500	220,465
Preferred Bank/Los Angeles CA (a)	99,832	148,750
Regions Financial Corp.	163,700	1,188,462
Synovus Financial Corp.	341,600	819,840
Wells Fargo & Co.	255,133	8,087,716
		15,600,013

Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	145,500	2,231,970
Pitney Bowes, Inc.	8,200	210,658
Viad Corp.	91,650	2,194,101
		4,636,729

Communications Equipment — 0.0%
QUALCOMM, Inc.	4,000	219,320

Computers & Peripherals — 0.4%
Apple, Inc. (a)	3,900	1,358,955
Dell, Inc. (a)	882,490	12,804,930
Hewlett-Packard Co.	52,470	2,149,696
QLogic Corp. (a)	100,000	1,855,000
		18,168,581

Construction & Engineering — 0.1%
KBR, Inc.	70,000	2,643,900

Consumer Finance — 0.1%
American Express Co.	51,033	2,306,692
Capital One Financial Corp.	12,600	654,696
Discover Financial Services	10,500	253,260
		3,214,648

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Distributors — 0.1%
Genuine Parts Co.	68,000	$3,647,520

Diversified Consumer Services — 0.2%
DeVry, Inc.	30,400	1,674,128
ITT Educational Services, Inc. (a)	20,000	1,443,000
K12, Inc. (a)	36,795	1,239,991
Sotheby's	50,553	2,659,088
		7,016,207

Diversified Financial Services — 0.3%
Bank of America Corp.	604,505	8,058,051
Citigroup, Inc. (a)	106,807	472,087
JPMorgan Chase & Co.	32,797	1,511,942
Moody's Corp.	35,157	1,192,174
		11,234,254

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	173,500	5,309,100
Cincinnati Bell, Inc. (a)	257,544	690,218
FairPoint Communications, Inc. (c)	2,195	—
General Communications, Inc., Class A (a)	292,615	3,201,208
Level 3 Communications, Inc. (a)	661,226	972,002
Verizon Communications, Inc.	25,800	994,332
		11,166,860

Electric Utilities — 0.2%
Edison International	111,200	4,068,808
Entergy Corp.	4,700	315,887
Exelon Corp.	8,900	367,036
NV Energy, Inc.	180,800	2,692,112
		7,443,843

Electrical Equipment — 0.1%
Babcock & Wilcox Co. (a)	106,500	3,554,970
Generac Holdings, Inc. (a)	27,500	557,975
		4,112,945

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	238,829	5,368,876
Rogers Corp. (a)	40,000	1,802,400
		7,171,276

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	3,487	256,050
Parker Drilling Co. (a)	142,500	984,675
Tidewater, Inc.	82,300	4,925,655
		6,166,380

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	114,163	$8,370,431
CVS Caremark Corp.	12,200	418,704
Kroger Co. (The)	104,032	2,493,647
Safeway, Inc.	17,300	407,242
SUPERVALU, Inc.	5,034	44,954
Sysco Corp.	9,800	271,460
Wal-Mart Stores, Inc.	125,300	6,521,865
Walgreen Co.	17,400	698,436
		19,226,739

Food Products — 0.2%
ConAgra Foods, Inc.	208,100	4,942,375
H.J. Heinz Co.	92,800	4,530,496
		9,472,871

Health Care Equipment & Supplies — 0.3%
Accuray, Inc. (a)	159,963	1,444,466
Baxter International, Inc.	94,300	5,070,511
Cooper Companies, Inc. (The)	22,000	1,527,900
Kinetic Concepts, Inc. (a)	75,000	4,081,500
		12,124,377

Health Care Providers & Services — 0.9%
Aetna, Inc.	16,500	617,595
AmerisourceBergen Corp.	15,000	593,400
Brookdale Senior Living, Inc. (a)	246,700	6,907,600
Cardinal Health, Inc.	13,800	567,594
CIGNA Corp.	8,000	354,240
Emeritus Corp. (a)	381,679	9,717,547
Health Management Associates, Inc., Class A (a)	64,283	700,685
Humana, Inc. (a)	9,200	643,448
Lincare Holdings, Inc.	135,000	4,004,100
PharMerica Corp. (a)	89,800	1,027,312
UnitedHealth Group, Inc.	19,000	858,800
VCA Antech, Inc. (a)	133,743	3,367,649
WellPoint, Inc.	111,918	7,810,757
		37,170,727

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	114,000	2,884,200
McDonald's Corp.	2,900	220,661
MGM Resorts International (a)	365,566	4,807,193
Ruby Tuesday, Inc. (a)	144,800	1,898,328
Yum! Brands, Inc.	164,000	8,426,320
		18,236,702

Household Durables — 0.6%
American Greetings Corp., Class A	104,049	2,455,556
Beazer Homes USA, Inc. (a)	724,227	3,309,717
Cavco Industries, Inc. (a)	2,455	110,868
Hovnanian Enterprises, Inc. (a)	760,500	2,684,565
KB Home	586,851	7,300,427

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Lennar Corp., Class A	190,300	$3,448,236
Mohawk Industries, Inc. (a)	2,007	122,728
Pulte Homes, Inc. (a)	276,489	2,046,019
Toll Brothers, Inc. (a)	248,500	4,912,845
		26,390,961

Household Products — 0.1%
Procter & Gamble Co. (The)	87,500	5,390,000

Industrial Conglomerates — 0.1%
3M Co.	25,300	2,365,550
General Electric Co.	184,200	3,693,210
		6,058,760

Insurance — 0.5%
Aflac, Inc.	4,600	242,788
Berkshire Hathaway, Inc., Class B (a)	71,950	6,017,179
Brown & Brown, Inc.	110,000	2,838,000
Chubb Corp.	9,500	582,445
Everest Re Group Ltd.	71,600	6,313,688
MBIA, Inc. (a)	239,987	2,409,469
Mercury General Corp.	26,816	1,049,310
Travelers Companies, Inc. (The)	11,700	695,916
		20,148,795

Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	45,942	8,275,532
Blue Nile, Inc. (a)	54,727	2,954,711
Liberty Media Holding Corp., Interactive, Series A (Tracking) (a) (d)	69,440	1,113,818
Priceline.com, Inc. (a)	10,805	5,472,084
		17,816,145

Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	32,341
eBay, Inc. (a)	74,595	2,315,429
		2,347,770

IT Services — 0.5%
Alliance Data Systems Corp. (a)	17,038	1,463,394
CACI International, Inc., Class A (a)	41,200	2,526,384
CoreLogic, Inc. (a)	75,100	1,389,350
DST Systems, Inc.	32,047	1,692,722
Fidelity National Information Services, Inc.	7,000	228,830
Fiserv, Inc. (a)	6,100	382,592
Forrester Research, Inc.	22,466	860,223
Gartner Group, Inc., Class A (a)	141,346	5,889,888
International Business Machines Corp. (IBM)	9,100	1,483,937
Jack Henry & Associates, Inc.	100,000	3,389,000
Visa, Inc., Class A	4,300	316,566
		19,622,886

Machinery — 0.1%
Caterpillar, Inc.	3,600	400,860

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Dover Corp.	4,400	$289,256
John Bean Technologies Corp.	134,500	2,586,435
Parker Hannifin Corp.	4,600	435,528
		3,712,079

Media — 1.6%
Ascent Media Corp., Series A (a)	713	34,830
Cablevision Systems Corp.	412,917	14,291,057
CBS Corp., Class A	26,253	659,475
CBS Corp., Class B	242,449	6,070,923
CC Media Holdings, Inc., Class A (a) (b)	88,498	707,984
Comcast Corp., Class A	9,900	244,728
DIRECTV, Class A (a)	320,525	15,000,570
Discovery Communications, Inc., Series A (a)	10,686	426,372
Discovery Communications, Inc., Series C (a)	8,206	288,933
Interpublic Group of Companies, Inc. (The)	36,112	453,928
John Wiley & Sons, Inc., Class A	1,514	76,972
Liberty Global, Inc., Series A (a)	137,119	5,678,098
Liberty Global, Inc., Series C (a)	104,201	4,166,998
Liberty Media - Starz, Series A (a)	5,415	420,204
Liberty Media Holding Corp., Capital, Series A (Tracking) (a) (d)	14,464	1,065,563
Live Nation, Inc. (a)	287,400	2,874,000
Madison Square Garden, Inc., Class A (a)	12,964	349,898
McGraw-Hill Companies, Inc. (The)	14,200	559,480
Primedia, Inc.	87,739	427,289
Sun-Times Media Group, Inc. (a)	41,415	29
Time Warner Cable, Inc.	3,500	249,690
Time Warner, Inc.	65,034	2,321,714
Viacom, Inc.	5,400	251,208
Walt Disney Co. (The)	168,000	7,239,120
		63,859,063

Metals & Mining — 0.0%
Alcoa, Inc.	14,800	261,220
Freeport-McMoRan Copper & Gold, Inc.	7,500	416,625
Haynes International, Inc.	7,600	421,420
Southern Copper Corp.	6,000	241,620
		1,340,885

Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	15,900	501,009

Multiline Retail — 0.1%
Big Lots, Inc. (a)	87,900	3,817,497
Saks, Inc. (a)	163,600	1,850,316
		5,667,813

Office Electronics — 0.1%
Xerox Corp.	96,655	1,029,376
Zebra Technologies Corp., Class A (a)	93,579	3,672,040
		4,701,416

Oil, Gas & Consumable Fuels — 2.0%
Berry Petroleum Co., Class A	30,000	1,513,500

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Bill Barrett Corp. (a)	94,000	$3,751,540
Chesapeake Energy Corp.	596,200	19,984,624
Chevron Corp.	67,300	7,230,039
ConocoPhillips	14,100	1,126,026
Consol Energy, Inc.	93,700	5,025,131
Devon Energy Corp.	914	83,878
EOG Resources, Inc.	67,600	8,011,276
Exxon Mobil Corp.	89,860	7,559,922
Forest Oil Corp. (a)	30,000	1,134,900
Hess Corp.	7,300	622,033
Marathon Oil Corp.	14,700	783,657
Murphy Oil Corp.	8,000	587,360
Pioneer Natural Resources Co.	18,500	1,885,520
Southwestern Energy Co. (a)	299,900	12,886,703
Stone Energy Corp. (a)	82,506	2,753,225
Tesoro Corp. (a)	81,800	2,194,694
Ultra Petroleum Corp. (a)	87,600	4,314,300
Valero Energy Corp.	20,100	599,382
		82,047,710

Paper & Forest Products — 0.0%
AbitibiBowater, Inc. (a)	24,140	648,642

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	39,250	3,782,130

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	19,489	515,094
Forest Laboratories, Inc. (a)	15,900	513,570
Johnson & Johnson	88,800	5,261,400
Merck & Co., Inc.	215,066	7,099,329
Pfizer, Inc.	404,857	8,222,646
		21,612,039

Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	239,505
Towers Watson & Co., Class A	58,396	3,238,642
Volt Information Sciences, Inc. (a)	184,000	1,508,800
		4,986,947

Real Estate Investment Trusts (REITs) — 2.7%
Ashford Hospitality Trust, Inc.	168,200	1,853,564
AvalonBay Communities, Inc.	67,500	8,105,400
Boston Properties, Inc.	175,500	16,646,175
Brandywine Realty Trust	360,600	4,377,684
Coresite Realty Corp.	484,900	7,680,816
Digital Realty Trust, Inc.	57,100	3,319,794
Douglas Emmett, Inc.	367,200	6,885,000
Duke Realty Corp.	494,000	6,920,940
EastGroup Properties, Inc.	71,700	3,152,649
Essex Property Trust, Inc.	71,300	8,841,200
Macerich Co. (The)	69,421	3,438,422
OMEGA Healthcare Investors, Inc.	342,400	7,649,216
Parkway Properties, Inc.	195,562	3,324,554
Pennsylvania Real Estate Investment Trust	618,535	8,826,494
Simon Property Group, Inc.	99,470	10,659,205

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

SL Green Realty Corp.	139,124	$10,462,125
		112,143,238

Real Estate Management & Development — 0.3%
Avatar Holdings, Inc. (a)	235,105	4,652,728
CB Richard Ellis Group Inc., Class A (a)	148,905	3,975,764
Forest City Enterprises, Inc., Class A (a)	182,800	3,442,124
Thomas Properties Group, Inc. (a)	145,909	488,795
		12,559,411

Road & Rail — 0.2%
CSX Corp.	5,200	408,720
J.B. Hunt Transport Services, Inc.	1,688	76,669
Kansas City Southern (a)	98,121	5,342,688
Ryder System, Inc.	4,600	232,760
Union Pacific Corp.	5,600	550,648
		6,611,485

Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	40,200	627,924
Cabot Microelectronics Corp. (a)	60,829	3,178,315
Intel Corp.	13,800	278,346
LSI Corp. (a)	350,208	2,381,415
Texas Instruments, Inc.	22,000	760,320
		7,226,320

Software — 0.3%
CA, Inc.	21,600	522,288
Microsoft Corp.	238,215	6,041,133
Oracle Corp.	14,800	493,876
Parametric Technology Corp. (a)	140,276	3,154,807
Symantec Corp. (a)	27,000	500,580
		10,712,684

Specialty Retail — 0.2%
AutoZone, Inc. (a)	2,200	601,832
Blockbuster, Inc., Class B (a) (b) (c)	146,876	—
Gap, Inc. (The)	20,200	457,732
Penske Automotive Group, Inc. (a)	169,900	3,401,398
PetSmart, Inc.	32,300	1,322,685
TJX Companies, Inc. (The)	12,500	621,625
		6,405,272

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	10,400	541,216
Hanesbrands, Inc. (a)	176,450	4,771,208
Polo Ralph Lauren Corp.	3,400	420,410
		5,732,834

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	96,650	859,219

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Washington Mutual, Inc. (a)	33,600	$1,579
		860,798

Tobacco — 0.1%
Altria Group, Inc.	36,150	940,985
Philip Morris International, Inc.	43,696	2,867,768
		3,808,753

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	3,800	523,184

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc., Class B (a)	64,930	2,705,633
United States Cellular Corp. (a)	65,690	3,382,378
		6,088,011
		717,179,905

Foreign Common Stocks — 24.5%

Australia — 0.7%
Alumina Ltd.	1,840,773	4,688,217
Amcor Ltd.	140,444	1,024,846
AMP Ltd.	476,875	2,675,862
Australia and New Zealand Banking Group Ltd.	54,133	1,331,952
BHP Billiton Ltd.	26,815	1,285,178
DuluxGroup Ltd.	21,411	59,987
EDT Retail Trust - REIT (a)	42,487,232	3,515,689
Iluka Resources Ltd.	58,820	807,636
Orica Ltd.	21,623	589,231
QBE Insurance Group Ltd.	186,938	3,412,852
Santos Ltd.	48,251	772,383
Telstra Corp. Ltd.	896,431	2,613,109
Tishman Speyer Office Fund - REIT (a)	7,049,860	4,297,924
Westfield Group - REIT	346,983	3,349,504
Westfield Retail Trust - REIT	132,551	359,005
		30,783,375

Austria — 0.0%
Andritz AG	3,338	311,223
BWIN Interactive Entertainment AG	6,094	230,909
Oesterreichische Post AG	9,775	334,521
		876,653

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	567,980

Belgium — 0.0%
Ageas, Strip VVPR (a) (b)	39,332	111
Anheuser-Busch InBev NV	27,879	1,590,270
		1,590,381

Bermuda — 0.1%
Lazard Ltd., Class A	90,869	3,778,333

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Brazil — 0.7%
CCR SA	107,900	$3,132,613
HRT Participacoes em Petroleo SA (a)	11,841	12,336,717
Petroleo Brasileiro SA - ADR	131,500	5,316,545
Redecard SA	157,900	2,325,970
Vale SA - ADR	143,100	4,224,312
		27,336,157

Canada — 1.7%
Ace Aviation Holdings, Inc., Class A (a)	125,246	1,499,852
Agrium, Inc.	4,200	387,492
BCE, Inc.	42,695	1,551,024
Bell Aliant, Inc. (b) (c) (e) (f)	1,558	43,132
Bombardier, Inc., Class B	1,260,011	9,266,507
Cameco Corp. - NYSE Shares	79,700	2,394,188
Canadian Natural Resources Ltd.	118,100	5,839,829
Catalyst Paper Corp. (a)	352,814	121,911
Chorus Aviation, Inc.	8,875	48,883
Encana Corp.	105,800	3,659,076
Fairfax Financial Holdings Ltd.	20,500	7,749,613
First Quantum Minerals Ltd.	30,700	3,971,526
Fraser Papers, Inc. (a) (b) (c)	101,580	—
Groupe Aeroplan, Inc.	57,097	773,268
Imperial Oil Ltd. - NYSE Shares	66,995	3,423,344
Imperial Oil Ltd. - Toronto Shares	98,300	5,020,181
Kinross Gold Corp.	298,100	4,695,075
Lundin Mining Corp. (a)	379,700	3,152,744
Nortel Networks Corp. (a)	22,767	592
Onex Corp.	30,752	1,078,144
Research In Motion Ltd. (a)	9,200	520,444
Rogers Communications, Inc., Class B - TSE Shares	229,296	8,334,596
Suncor Energy, Inc.	99,229	4,450,208
Teck Resources Ltd., Class B	3,500	185,570
Yellow Media, Inc.	25,361	144,135
		68,311,334

Chile — 0.1%
Enersis SA - SPADR	143,100	2,979,342

China — 0.4%
China Construction Bank Corp., Class H	4,825,080	4,520,383
China Real Estate Information Corp. - ADR (a)	267,900	2,092,299
China Shenhua Energy Co. Ltd.	446,000	2,100,164
PetroChina Co. Ltd. - ADR	15,600	2,375,100
Shui On Land Ltd.	2,223,734	1,027,583
Tsingtao Brewery Co. Ltd., Class H	554,000	2,644,918
		14,760,447

Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	136,967
Carlsberg A/S, Class B	9,868	1,062,732
Coloplast A/S, Class B	10,160	1,470,363
Danske Bank A/S (a)	18,694	413,979
GN Store Nord A/S (GN Great Nordic)	106,021	995,528
Novo Nordisk A/S, Class B	8,998	1,127,823
Topdanmark A/S (a)	1,198	199,170
Vestas Wind Systems A/S (a)	17,660	766,369

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

William Demant Holding A/S (a)	11,987	$1,036,719
		7,209,650

Finland — 0.1%
Cargotec Oyj, B Shares	4,620	225,284
Kone Oyj, Class B	1,571	90,404
Metso Oyj	38,003	2,043,250
Nokia Oyj	21,630	184,049
Outokumpu Oyj	8,250	142,793
Sampo Oyj, Class A	71,427	2,279,144
Tieto Oyj	16,678	305,201
Wartsila Oyj Corp.	7,548	294,645
		5,564,770

France — 1.6%
Accor SA	200,000	8,979,847
Alcatel Lucent - SPADR (a)	39,116	227,264
Alstom SA	2,552	150,949
AXA SA	44,226	924,661
BNP Paribas	19,715	1,442,686
Carrefour SA	342,184	15,166,980
Edenred (a)	210,388	6,345,805
Eurofins Scientific	3,666	323,142
France Telecom SA	300,491	6,740,615
GDF Suez, Strip VVPR (a) (b)	9,765	14
Groupe Eurotunnel SA	76,639	815,438
Imerys SA	2,359	173,194
Legrand SA	36,461	1,516,291
Neopost SA	9,193	805,041
SA des Ciments Vicat	2,946	250,519
Sanofi-Aventis	66,358	4,660,440
Societe BIC SA	4,751	422,158
Societe Generale, Class A	43,799	2,847,927
Technip SA	2,537	270,999
Thales SA	16,321	651,746
Total SA	143,108	8,711,927
Vinci SA	43,666	2,728,018
		64,155,661

Germany — 0.8%
Adidas AG	2,870	181,257
Alstria Office AG - REIT	349,434	4,862,647
Axel Springer AG	1,156	187,026
BASF SE	27,435	2,378,682
Bayer AG	2,831	219,220
Bayerische Motoren Werke AG	14,903	1,244,149
Celesio AG	4,652	114,378
Daimler AG (a)	32,909	2,322,352
Deutsche Bank AG	4,971	292,302
Deutsche Telekom AG	324,148	5,008,586
E.ON AG	37,929	1,158,915
Fraport AG	49,300	3,614,164
Fresenius Medical Care AG & Co.	32,320	2,170,004
GEA Group AG	6,495	213,861
Hannover Rueckversicherung AG	4,069	222,098
IVG Immobilien AG (a)	588,739	4,882,509
MLP AG	5,765	53,349
RWE AG	53,576	3,425,130
Siemens AG	3,645	499,304

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

TAG Immobilien AG (a)	194,106	$1,892,438
		34,942,371

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	25,433	81,534

Hong Kong — 1.6%
Asia Satellite Telecommunications Holdings Ltd.	47,000	87,760
Beijing Enterprises Holdings Ltd.	339,500	1,945,046
Cheung Kong Holdings Ltd.	512,000	8,339,236
China Mobile Ltd.	330,000	3,048,627
City Telecom HK Ltd. - ADR	5,300	80,189
Esprit Holdings Ltd.	26,269	120,069
First Pacific Co.	4,219,200	3,775,954
Greentown China Holdings Ltd.	3,205,593	3,379,110
Henderson Land Development Co. Ltd.	318,557	2,206,761
Hong Kong & Shanghai Hotels Ltd. (The)	1,106,244	2,033,661
Hong Kong Aircraft Engineering Co. Ltd.	55,600	716,176
i-Cable Communications Ltd. (a) (b)	2,031,000	208,543
Jardine Matheson Holdings Ltd.	252,200	11,238,054
Jardine Strategic Holdings Ltd.	388,500	10,381,642
Mandarin Oriental International Ltd.	253,000	529,293
Midland Holdings Ltd.	1,620,000	1,265,468
New World Development Ltd.	4,272,244	7,543,893
Next Media Ltd. (a)	1,930,000	243,121
Silver Grant International Ltd.	562,000	220,341
SmarTone Telecommunications Holdings Ltd.	1,904,000	3,153,950
Television Broadcasts Ltd.	356,000	2,091,519
Wheelock & Co. Ltd.	562,000	2,111,560
		64,719,973

India — 0.2%
Axis Bank Ltd. - GDR	148,856	4,732,132
Reliance Industries Ltd. - GDR (f)	104,371	4,949,273
		9,681,405

Indonesia — 0.3%
Bank Pan Indonesia Tbk PT (a) (b)	24,363,721	3,241,420
Bumi Resources Tbk PT	7,496,500	2,878,237
Citra Marga Nusaphala Persada Tbk PT	326,000	43,719
Gudang Garam Tbk PT	99,000	477,151
Indofood Sukses Makmur Tbk PT	2,795,500	1,731,102
Matahari Putra Prima Tbk PT	7,430,400	1,220,546
Perusahaan Gas Negara (Persero) Tbk PT	6,520,000	2,915,315
Semen Gresik (Persero) Tbk PT	749,000	782,984
		13,290,474

Ireland — 0.1%
Anglo Irish Bank Corp Ltd. (a) (b)	38,180	—
CRH plc - BATS Europe Shares	15,140	348,350
CRH plc - LSE Shares	131,219	3,011,488
DCC plc	14,536	463,389
Experian plc	49,028	607,302
Fyffes plc	145,079	86,701
Independent News & Media plc (a)	136,536	119,947
Irish Continental Group plc (UNIT)	3,346	83,813

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Paddy Power plc	13,714	$600,612
		5,321,602

Italy — 0.5%
Banco Popolare Societa Cooperativa	25,884	77,228
Davide Campari-Milano SpA	28,457	192,681
Eni SpA	204,149	5,011,340
Eni SpA - SPADR	146,500	7,197,545
Fiat Industrial SpA (a)	101,222	1,451,652
Fiat SpA	101,222	917,234
Finmeccanica SpA	15,478	194,961
Intesa Sanpaolo SpA	52,237	154,669
Luxottica Group SpA	34,600	1,131,344
Luxottica Group SpA - SPADR	28,437	932,165
Saipem SpA	47,445	2,519,828
UniCredit SpA	1,162,275	2,874,478
		22,655,125

Japan — 5.5%
Ajinomoto Co., Inc.	3,000	30,956
Alfresa Holdings Corp.	10,000	384,107
Astellas Pharma, Inc.	92,300	3,403,448
Bank of Yokohama Ltd. (The)	73,000	346,658
BML, Inc.	254,100	7,154,390
Canon, Inc.	69,700	3,033,349
Chiba Bank Ltd. (The)	49,000	274,513
Dai Nippon Printing Co. Ltd.	4,000	48,714
Dai-ichi Life Insurance Co. Ltd. (The)	192	289,685
Daiichikosho Co. Ltd.	747,100	12,601,798
Dentsu, Inc.	9,300	237,822
Duskin Co. Ltd.	419,600	7,747,578
DyDo DRINCO, Inc.	162,300	6,312,100
East Japan Railway Co.	13,600	747,329
FP Corp.	129,200	6,842,990
Fujitsu Frontech Ltd.	7,100	52,822
Fukuoka Financial Group, Inc.	110,000	457,562
Hitachi Chemical Co. Ltd.	25,200	512,301
Hitachi Ltd.	175,000	902,469
Hitachi Metals Ltd.	18,000	226,785
Isetan Mitsukoshi Holdings Ltd.	51,000	459,233
Japan Airport Terminal Co. Ltd.	135,014	1,675,390
JS Group Corp.	38,900	1,010,147
JX Holdings, Inc.	64,200	432,219
Kao Corp.	486,900	12,146,159
Kawasaki Heavy Industries Ltd.	123,000	541,212
Kinden Corp.	39,000	354,929
Kyowa Hakko Kirin Co. Ltd.	45,000	421,976
Marui Group Co. Ltd.	40,500	261,463
Meiko Network Japan Co. Ltd.	263,900	2,181,745
Miraca Holdings, Inc.	165,800	6,348,557
Mitsubishi Corp.	25,700	713,408
Mitsubishi Estate Co. Ltd.	636,274	10,762,653
Mitsubishi Heavy Industries Ltd.	85,000	386,311
Mitsubishi Tanabe Pharma Corp.	11,100	180,151
Mitsubishi UFJ Financial Group, Inc.	207,300	956,999
Mitsui & Co. Ltd.	30,000	537,749
Mitsui Fudosan Co. Ltd.	235,600	3,825,139
MOSHI MOSHI HOTLINE, Inc.	434,750	8,116,936
MS&AD Insurance Group Holdings	16,600	377,980
Namco Bandai Holdings, Inc.	29,950	326,577

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Nippon Meat Packers, Inc.	34,000	$428,781
Nippon Suisan Kaisha Ltd.	64,300	178,568
Nippon Telegraph & Telephone Corp.	25,700	1,152,950
NISSIN FOODS HOLDINGS CO. Ltd.	245,300	8,630,445
NKSJ Holdings, Inc.	2,425,000	15,588,966
Noritake Co. Ltd.	15,000	62,952
NSK Ltd.	44,000	379,274
NTT Data Corp.	158	488,360
NTT DoCoMo, Inc.	203	353,299
Obayashi Corp.	108,000	479,739
OLYMPUS Corp.	655,600	18,238,259
OMRON Corp.	18,700	525,614
Onward Holdings Co. Ltd.	27,000	200,601
Otsuka Holdings Co. Ltd.	1,300	32,059
Panasonic Corp.	42,500	540,575
Ryosan Co. Ltd.	4,600	110,075
Sansei Yusoki Co. Ltd.	457,000	2,340,194
Secom Co. Ltd.	261,500	12,078,929
Sekisui House Ltd.	45,000	418,905
Seven & I Holdings Co. Ltd.	225,380	5,749,656
Seven Bank Ltd.	4,653	9,328,928
Shimizu Corp.	84,000	373,648
Shiseido Co. Ltd.	22,000	380,861
So-net Entertainment Corp.	2,569	9,070,932
Sony Corp.	5,000	158,579
Sumitomo Chemical Co. Ltd.	530,000	2,644,265
Sumitomo Electric Industries Ltd.	82,800	1,145,742
Sumitomo Forestry Co. Ltd.	40,200	364,869
Sumitomo Metal Industries Ltd.	1,307,000	2,922,602
Sumitomo Mitsui Financial Group, Inc.	29,800	926,458
Sumitomo Realty & Development Co. Ltd.	77,938	1,559,135
Taiyo Nippon Sanso Corp.	28,000	230,755
TOKAI Corp. - Gifu	141,400	2,461,496
Tokio Marine Holdings, Inc.	259,100	6,927,608
Tokyo Electric Power Co., Inc. (The)	19,900	109,539
Tokyo Electron Ltd.	6,000	330,729
Tokyo Gas Co. Ltd.	204,000	925,443
Tokyo Ohka Kogyo Co. Ltd.	8,000	164,847
Toppan Forms Co. Ltd.	19,400	168,625
Toyo Seikan Kaisha Ltd.	27,700	454,229
Toyo Suisan Kaisha Ltd.	6,000	130,272
Toyota Motor Corp.	29,900	1,195,998
Trend Micro, Inc.	90,900	2,400,074
United Urban Investment Corp. - REIT	2,670	3,333,627
West Japan Railway Co.	135	516,620
Yamada Denki Co. Ltd.	5,590	372,209
Yamatake Corp.	9,900	242,561
Yamato Holdings Co. Ltd.	60,000	930,512
Yaskawa Electric Corp.	23,000	272,638
ZOJIRUSHI Corp.	846,000	2,246,408
		223,892,719

Luxembourg — 0.3%
APERAM (a)	2,240	89,998
ArcelorMittal	44,814	1,623,766
ArcelorMittal - NYSE Shares	97,800	3,535,470
GAGFAH SA	415,046	3,512,115
Oriflame Cosmetics SA - SDR	2,718	140,729
ProLogis European Properties (a)	253,166	1,792,942
		10,695,020

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	$2,557,230
British American Tobacco Malaysia Berhad	53,100	841,916
Bumiputra-Commerce Holdings Berhad	1,855,938	5,020,165
Carlsberg Brewery Malaysia Berhad	144,200	351,597
Genting Malaysia Berhad	3,311,000	4,017,557
Malaysian Airline System Berhad (a)	974,100	590,861
Multi-Purpose Holdings Berhad	546,150	483,534
Sime Darby Berhad	694,406	2,118,679
		15,981,539

Mexico — 0.2%
America Movil SA de CV, Series L - ADR	7,997	464,626
Cemex SAB de CV - SPADR (a)	736,570	6,577,566
Telefonos de Mexico SAB de CV, Series L - SPADR	4,650	84,909
		7,127,101

Mongolia — 0.1%
Mongolian Mining Corp. (a)	1,960,000	2,500,892

Netherlands — 0.7%
Akzo Nobel NV	4,575	314,740
ASML Holding NV (a)	5,114	225,562
Heineken NV	27,517	1,503,558
ING Groep NV - CVA (a)	345,052	4,379,480
Koninklijke (Royal) KPN NV	98,054	1,672,090
Koninklijke (Royal) Philips Electronics NV (a)	8,460	270,216
Koninklijke Ahold NV	277,770	3,726,086
Koninklijke Boskalis Westminster NV - CVA	26,759	1,414,857
Randstad Holding NV (a)	4,222	234,965
Reed Elsevier NV	180,460	2,324,816
Royal Dutch Shell plc, Class A - BATS Europe Shares	673	24,416
Royal Dutch Shell plc, Class A - Quote MTF Shares	255,461	9,284,495
Royal Dutch Shell plc, Class B	53,650	1,946,966
TNT NV	3,903	100,265
Wolters Kluwer NV	31,517	737,867
		28,160,379

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	104,706	160,989

Norway — 0.2%
DNB NOR ASA	68,013	1,043,602
Statoil ASA - SPADR	191,400	5,290,296
StatoilHydro ASA	26,142	725,518
Storebrand ASA (a)	19,430	166,778
		7,226,194

Papua New Guinea — 0.1%
Oil Search Ltd.	361,856	2,662,904

Peru — 0.1%
Cia de Minas Buenaventura SA - ADR	56,300	2,419,211

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Philippines (The) — 0.4%
ABS-CBN Holdings Corp. - PDR (b)	4,082,800	$4,139,244
Ayala Corp.	647,799	5,741,511
Banco de Oro Unibank, Inc.	303,400	363,006
Benpres Holdings Corp. (a)	8,424,344	1,056,208
DMCI Holdings, Inc.	1,526,000	1,315,486
Globe Telecom, Inc.	128,900	2,647,248
Jollibee Foods Corp.	757,340	1,520,727
		16,783,430

Russia — 0.3%
Gazprom OAO - SPADR	5,120	165,581
Lukoil OAO - SPADR	51,600	3,683,724
Oao Gazprom - SPADR	126,671	4,105,301
PIK Group - GDR (a)	410,900	1,846,723
Rosneft Oil Co. - GDR	200,437	1,830,992
		11,632,321

Singapore — 0.5%
CapitaLand Ltd.	2,523,817	6,613,644
Flextronics International Ltd. (a)	27,000	201,690
Genting Singapore plc (a)	318,516	516,951
Great Eastern Holdings Ltd. (b)	220,000	2,657,362
GuocoLeisure Ltd.	1,897,000	1,137,956
Singapore Telecommunications Ltd.	1,210,000	2,900,495
STATS ChipPAC Ltd. (a) (b)	2,636,000	1,507,119
United Industrial Corp. Ltd.	113,000	254,437
Yanlord Land Group Ltd.	2,560,246	3,069,842
Yellow Pages Singapore Ltd.	511,000	68,996
		18,928,492

South Africa — 0.6%
Anglo Platinum Ltd.	51,723	5,320,473
AngloGold Ashanti Ltd.	6,085	291,830
AngloGold Ashanti Ltd. - SPADR	42,258	2,026,271
City Lodge Hotels Ltd.	16,093	160,263
Clicks Group Ltd.	112,761	708,388
Discovery Holdings Ltd.	18,458	103,912
FirstRand Ltd.	413,693	1,229,149
Gold Fields Ltd.	123,119	2,151,353
Hosken Consolidated Investments Ltd. (b)	448,718	5,172,984
JD Group Ltd.	103,455	740,047
MMI Holdings Ltd.	69,817	171,971
Mondi Ltd.	3,817	37,403
Nedbank Group Ltd.	73,488	1,537,557
RMB Holdings Ltd.	395,886	1,635,164
RMI Holdings	395,886	681,755
Sasol Ltd. - SPADR	46,200	2,677,290
Sun International Ltd.	113,465	1,518,988
		26,164,798

South Korea — 0.1%
KB Financial Group, Inc.	33,183	1,736,515
Korea Electric Power Corp. (a)	710	17,399
POSCO	155	71,129
Samsung Electronics Co. Ltd.	124	105,199

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

SK Telecom Co. Ltd.	914	$136,231
		2,066,473

Spain — 0.8%
Acciona SA	8,012	870,534
Acerinox SA	50,855	1,003,498
ACS, Actividades de Construccion y Servicios SA	236,000	11,071,639
Banco Santander SA	140,242	1,634,473
Banco Santander SA - SPADR	5,507	64,542
Gestevision Telecinco SA (a)	59,783	683,998
Iberdrola SA	630,116	5,480,565
Inditex SA	10,715	860,168
Inmobiliaria Colonial SA (a)	59,882,965	6,785,384
Telefonica SA	236,893	5,931,026
Viscofan SA	15,619	619,963
		35,005,790

Sweden — 0.2%
Assa Abloy AB, Class B	60,666	1,744,102
CDON Group AB (a)	4,879	26,426
Hoganas AB, Class B	12,410	461,669
Modern Times Group AB, Class B	4,879	370,974
Nordea Bank AB	40,562	444,150
Svenska Handelsbanken AB, Class A	41,529	1,363,114
Swedish Match AB	24,334	808,826
Telefonaktiebolaget LM Ericsson, Class B	113,720	1,462,410
		6,681,671

Switzerland — 0.6%
ABB Ltd. (a)	5,700	137,233
ACE Ltd.	9,900	640,530
Adecco SA	18,667	1,229,417
Clariant AG (a)	32,531	586,718
Compagnie Financiere Richemont SA	22,792	1,316,119
Geberit AG	6,022	1,312,652
Helvetia Holding AG	459	190,272
Logitech International SA (a)	23,325	420,524
Nestle SA	9,654	553,944
Novartis AG	171,781	9,313,481
PubliGroupe SA (a)	674	88,402
Roche Holding AG	12,121	1,731,381
Sonova Holding AG	4,504	401,401
Swiss Reinsurance Co. Ltd.	2,991	171,196
Transocean Ltd. (a)	33,700	2,626,915
UBS AG (a)	123,573	2,218,110
Zurich Financial Services AG	9,123	2,554,240
		25,492,535

Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	120,000	373,815
Chunghwa Telecom Co. Ltd. - ADR	92,961	2,896,665
Taiwan Semiconductor Manufacturing Co. Ltd.	2,623,243	6,289,634
Uni-President Enterprises Corp.	342,223	468,732
		10,028,846

Thailand — 0.3%
Advanced Info Service PCL	473,800	1,409,886
Bangkok Bank PCL	349,000	2,000,001

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Big C Supercenter PCL	50,600	$132,586
GMM Grammy PCL (b)	1,071,500	534,953
Kasikornbank PCL	653,400	2,840,870
Land and Houses PCL	2,862,300	657,728
Matichon PCL (b)	115,200	26,281
MBK PCL (b)	509,400	1,629,507
Siam Cement PCL	281,100	3,522,463
Thanachart Capital PCL	1,536,500	1,651,058
		14,405,333

Turkey — 0.1%
Turkiye Garanti Bankasi A/S	580,047	2,713,301
Turkiye Garanti Bankasi A/S - ADR	148,100	692,604

		3,405,905

United Kingdom — 3.7%
Admiral Group plc	10,865	271,074
AMEC plc	17,896	342,120
Anglo American plc - JSE Shares	128,509	6,607,512
Anglo American plc - LSE Shares	35,977	1,865,944
Atrium European Real Estate Ltd.	85,319	535,127
Aviva plc	22,509	156,325
BAE Systems plc	188,438	983,286
Barclays plc	241,496	1,083,364
Barratt Developments plc (a)	52,977	93,486
Berkeley Group Holdings plc (UNIT) (a)	15,250	254,949
BG Group plc	321,855	7,995,583
BHP Billiton plc	156,921	6,220,357
BP plc	1,159,563	8,445,172
BP plc - SPADR	116,300	5,133,482
British American Tobacco plc	3,090	124,174
British Sky Broadcasting Group plc	22,265	294,709
Bunzl plc	56,861	679,136
Cable & Wireless Communications plc	614,935	450,050
Cable & Wireless Worldwide	436,637	367,317
Capita Group plc	129,082	1,539,980
Carnival plc	28,622	1,127,337
Carphone Warehouse Group plc (a)	31,654	184,753
Centrica plc	35,432	184,798
Close Brothers Group plc	10,660	144,561
Compass Group plc	401,366	3,612,502
Connaught plc (b) (c)	31,601	—
Daily Mail & General Trust NV, Class A	17,468	138,424
Devro plc	82,023	371,915
Diageo plc	87,276	1,661,070
Eurocastle Investment Ltd. (a)	83,992	30,984
G4S plc	166,312	681,438
Galiform plc (a)	421,225	739,501
GlaxoSmithKline plc	477,148	9,104,914
Hays plc	157,398	293,710
HMV Group plc	65,314	15,978
Homeserve plc	77,404	551,472
Horizon Acquisition Co. plc (a)	62,721	970,954
HSBC Holdings plc	13,877	142,701
ICAP plc	122,328	1,036,300
Informa plc	156,114	1,043,276
International Personal Finance	139,535	720,230
Intertek Group plc	64,270	2,099,273
Invensys plc	436,180	2,419,528

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

ITV plc (a)	551,557	$685,114
Jupiter Fund Management plc (a)	40,076	184,769
Kazakhmys plc	107,390	2,407,183
Ladbrokes plc	93,614	199,133
Lloyds Banking Group plc (a)	3,916,452	3,651,137
Michael Page International plc	147,053	1,212,272
Millennium & Copthorne Hotels plc	26,536	215,374
Mondi plc	9,459	91,377
National Express Group plc (a)	34,626	136,261
Next plc	9,360	297,303
Northgate plc (a)	15,092	77,089
Orient-Express Hotels Ltd., Class A (a)	157,700	1,950,749
Paragon Group of Cos. plc	68,828	187,619
Petrofac Ltd.	3,378	80,776
Provident Financial plc	45,496	700,794
Quintain Estates & Development plc (a)	1,531,699	1,080,910
Raven Russia Ltd.	1,638,566	1,701,833
Reckitt Benckiser Group plc	33,122	1,701,157
Reed Elsevier plc	80,479	696,936
Rexam plc	111,098	647,204
Rightmove plc	53,697	818,716
Rio Tinto plc	23,867	1,684,008
Rolls-Royce Group plc (a)	242,385	2,406,881
Royal Bank of Scotland Group plc (a)	392,103	257,064
RSA Insurance Group plc	99,209	209,263
Sage Group plc	259,299	1,158,170
Savills plc	417,377	2,398,204
Smith & Nephew plc	17,982	202,695
Smiths Group plc	35,102	731,209
Songbird Estates plc (a)	3,226,516	7,453,341
Sportingbet plc	230,256	181,918
Stagecoach Group plc	195,609	676,391
Sthree plc	44,142	289,678
TalkTalk Telecom Group plc	63,309	139,950
Tesco plc	239,650	1,464,081
Thomas Cook Group plc	303,170	829,013
Tui Travel plc	186,039	677,359
Unilever plc	244,323	7,451,217
Vedanta Resources plc	151,996	5,797,256
Vodafone Group plc	3,770,670	10,676,318
Vodafone Group plc - SPADR	181,000	5,203,750
WH Smith plc	20,155	140,185
Willis Group Holdings plc	272,080	10,981,149
Wolseley plc (a)	13,905	468,841
WPP plc	65,487	807,505
		151,727,918
		1,001,757,027

Total Common Stocks (Cost $1,427,544,822)		1,718,936,932

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.1%

Communications — 0.0%

Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	482,500

Consumer, Cyclical — 0.1%
AMR Corp.	6.250%	10/15/14	137,000	144,193
Chesapeake Energy Corp.	2.500%	05/15/37	660,000	711,150

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Continental Airlines, Inc.	4.500%	01/15/15	$200,000	$285,750
Cubist Pharmaceuticals, Inc.	2.500%	11/01/17	52,000	56,485
Ford Motor Co.	4.250%	11/15/16	315,000	570,937
				1,768,515

Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	313,900
Dollar Financial Corp.	3.000%	04/01/28	360,000	460,800
				774,700

Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	338,000	494,748
Sotheby's	3.125%	06/15/13	242,107	397,963
US Airways Group, Inc.	7.250%	05/15/14	56,000	119,560
				1,012,271

Financial — 0.0%
SL Green Realty Corp. - REIT (f)	3.000%	03/30/27	318,000	314,422
Total Convertible Bonds (Cost $3,162,356)				4,352,408

Subordinated Convertible Notes — 0.0%

Financial — 0.0%

Eurocastle Investment Ltd. (b) (c) (e)	20.000%	06/19/09	168,000	206,344
Total Subordinated Convertible Notes (Cost $234,881)				206,344

Corporate Bonds — 1.9%

Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	430,000	493,425
Cascades, Inc.	7.875%	01/15/20	465,000	490,575
CF Industries, Inc.	6.875%	05/01/18	105,000	117,863
CF Industries, Inc.	7.125%	05/01/20	350,000	397,250
Clearwater Paper Corp. (f)	7.125%	11/01/18	115,000	120,462
Ferro Corp.	7.875%	08/15/18	205,000	217,300
FMG Resources August 2006 Pty Ltd. (f)	7.000%	11/01/15	250,000	259,375
Georgia-Pacific LLC (f)	5.400%	11/01/20	215,000	212,307
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (f)	9.000%	11/15/20	255,000	264,403
KRATON Polymers LLC/KRATON Polymers Capital Corp. (f)	6.750%	03/01/19	80,000	81,200
Momentive Performance Materials, Inc. (f)	9.000%	01/15/21	341,000	352,509
Neenah Paper, Inc.	7.375%	11/15/14	390,000	400,725
NewPage Corp.	11.375%	12/31/14	405,000	405,506
Omnova Solutions, Inc. (f)	7.875%	11/01/18	205,000	207,562
Verso Paper Holdings LLC/Verso Paper, Inc. (f)	8.750%	02/01/19	400,000	416,000
				4,436,462

Communications — 0.3%
Buccaneer Merger Sub, Inc. (f)	9.125%	01/15/19	430,000	455,800
Catalina Marketing Corp. (f)	10.500%	10/01/15	475,000	514,187
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875%	04/30/18	160,000	170,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	119,625
Checkout Holding Corp. (g) (f)	0.000%	11/15/15	255,000	166,069
Cricket Communications, Inc.	10.000%	07/15/15	370,000	406,075
CSC Holdings, Inc.	7.875%	02/15/18	975,000	1,082,250
eAccess Ltd. (f)	8.250%	04/01/18	220,000	223,575
Frontier Communications Corp.	8.250%	05/01/14	240,000	266,400

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Frontier Communications Corp.	8.250%	04/15/17	$550,000	$594,000
Frontier Communications Corp.	7.125%	03/15/19	190,000	192,850
Frontier Communications Corp.	8.500%	04/15/20	135,000	146,306
Intelsat Jackson Holdings SA (f)	7.250%	04/01/19	270,000	270,338
Intelsat Jackson Holdings SA (f)	8.500%	11/01/19	290,000	311,750
Intelsat Jackson Holdings SA (f)	7.500%	04/01/21	535,000	536,337
Intelsat Luxembourg SA	11.500%	02/04/17	295,839	324,683
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	736,625
MetroPCS Wireless, Inc.	7.875%	09/01/18	355,000	379,850
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	489,387
Quebecor Media, Inc.	7.750%	03/15/16	1,070,000	1,110,125
SBA Telecommunications, Inc.	8.000%	08/15/16	165,000	179,644
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	340,075
Sitel LLC/Sitel Finance Corp. (f)	11.500%	04/01/18	430,000	400,438
Sorenson Communications, Inc. (f)	10.500%	02/01/15	600,000	447,000
Sprint Nextel Corp.	6.000%	12/01/16	350,000	351,313
Virgin Media Finance plc	9.500%	08/15/16	470,000	534,625
West Corp. (f)	7.875%	01/15/19	820,000	835,375
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	368,000
Windstream Corp.	8.125%	09/01/18	200,000	213,500
Windstream Corp. (f)	7.750%	10/15/20	355,000	364,763
WireCo WorldGroup, Inc. (f)	9.500%	05/15/17	175,000	186,375
				12,717,340

Consumer, Cyclical — 0.3%
Accuride Corp.	9.500%	08/01/18	220,000	244,750
Affinia Group, Inc.	9.000%	11/30/14	445,000	458,350
Affinia Group, Inc. (f)	10.750%	08/15/16	333,000	378,371
AMC Entertainment Holdings, Inc. (f)	9.750%	12/01/20	360,000	385,200
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	494,000
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	466,875
Blockbuster, Inc. (b) (c)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co. Inc.	11.250%	06/01/17	655,000	744,244
Chinos Acquisition Corp. (f)	8.125%	03/01/19	420,000	412,125
CityCenter Holdings LLC/CityCenter Finance Corp. (f)	7.625%	01/15/16	110,000	113,575
Continental Airlines, Inc.	9.798%	04/01/21	468,357	494,117
Easton-Bell Sports, Inc.	9.750%	12/01/16	425,000	478,125
Ferrellgas LP/Ferrellgas Finance Corp. (f)	6.500%	05/01/21	271,000	262,870
Ford Motor Co.	7.450%	07/16/31	700,000	757,827
Hanesbrands, Inc.	6.375%	12/15/20	350,000	341,250
Macy's Retail Holdings, Inc.	5.900%	12/01/16	1,175,000	1,263,125
Macy's Retail Holdings, Inc.	7.000%	02/15/28	25,000	25,250
Macy's Retail Holdings, Inc.	6.700%	09/15/28	25,000	24,188
MGM Resorts International	11.125%	11/15/17	175,000	200,375
MGM Resorts International	9.000%	03/15/20	265,000	290,506
Michaels Stores, Inc. (f)	7.750%	11/01/18	520,000	530,400
NAI Entertainment Holdings LLC (f)	8.250%	12/15/17	101,000	108,070
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. (f)	8.875%	04/15/17	105,000	107,362
Peninsula Gaming LLC	8.375%	08/15/15	400,000	427,000
Rite Aid Corp.	10.375%	07/15/16	750,000	808,125
Tenneco, Inc.	8.125%	11/15/15	50,000	53,500
Tenneco, Inc.	7.750%	08/15/18	100,000	106,750
TRW Automotive, Inc. (f)	7.250%	03/15/17	750,000	825,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.750%	08/15/20	445,000	471,700
				11,273,030

Consumer, Non-cyclical — 0.2%
ACCO Brands Corp.	10.625%	03/15/15	255,000	287,513
Alere, Inc.	9.000%	05/15/16	345,000	367,425
American Renal Holdings	8.375%	05/15/18	395,000	416,725
BioScrip, Inc.	10.250%	10/01/15	345,000	359,231

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Cenveo Corp.	7.875%	12/01/13	$845,000	$821,762
CHS/Community Health Systems, Inc.	8.875%	07/15/15	615,000	648,825
Constellation Brands, Inc.	7.250%	09/01/16	380,000	410,875
Deluxe Corp.	7.375%	06/01/15	95,000	98,444
HCA, Inc.	6.375%	01/15/15	635,000	647,700
HCA, Inc.	9.625%	11/15/16	765,000	824,287
Healthsouth Corp.	7.250%	10/01/18	400,000	413,500
Radiation Therapy Services, Inc.	9.875%	04/15/17	380,000	387,600
Service Corp. International	6.750%	04/01/16	550,000	585,750
Service Corp. International	7.000%	05/15/19	440,000	462,000
STHI Holding Corp. (f)	8.000%	03/15/18	80,000	82,800
StoneMor Operating LLC/Cornerstone Family Services of WV/Osiris Holding	10.250%	12/01/17	335,000	344,213
Tenet Healthcare Corp.	10.000%	05/01/18	675,000	790,594
Valeant Pharmaceuticals International (f)	6.750%	08/15/21	395,000	374,756
Yankee Acquisition Corp.	9.750%	02/15/17	210,000	223,388
YCC Holdings LLC/Yankee Finance, Inc. (f)	10.250%	02/15/16	90,000	90,675
				8,638,063

Diversified — 0.0%
Reynolds Group Escrow (f)	7.750%	10/15/16	240,000	253,800

Energy — 0.2%
Antero Resources Finance Corp.	9.375%	12/01/17	325,000	354,250
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125%	12/15/16	600,000	633,750
Arch Coal, Inc.	7.250%	10/01/20	160,000	171,600
Basic Energy Services, Inc. (f)	7.750%	02/15/19	405,000	417,150
Berry Petroleum Co.	10.250%	06/01/14	350,000	406,000
Complete Production Services, Inc.	8.000%	12/15/16	15,000	15,825
Dynegy Holdings, Inc.	7.750%	06/01/19	185,000	143,606
El Paso Corp.	7.000%	06/15/17	735,000	822,613
El Paso Corp. (f)	6.500%	09/15/20	405,000	435,929
Energy Transfer Equity LP	7.500%	10/15/20	500,000	543,750
Harvest Operations Corp. (f)	6.875%	10/01/17	395,000	409,812
Kinder Morgan Finance Co. LLC (f)	6.000%	01/15/18	211,000	217,858
Newfield Exploration Co.	6.625%	04/15/16	385,000	397,994
Peabody Energy Corp.	7.375%	11/01/16	585,000	649,350
Peabody Energy Corp.	6.500%	09/15/20	285,000	305,662
Petroleum Development Corp.	12.000%	02/15/18	50,000	56,688
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	515,593
Rosetta Resources, Inc.	9.500%	04/15/18	190,000	210,900
Sevan Marine ASA (f)	12.000%	08/10/15	400,000	429,000
Thermon Industries, Inc.	9.500%	05/01/17	550,000	594,000
				7,731,330

Financial — 0.4%
Ally Financial, Inc. (f)	7.500%	09/15/20	505,000	538,456
American International Group, Inc.	6.250%	03/15/37	565,000	516,975
American International Group, Inc. (VRN)	8.175%	05/15/58	375,000	403,594
CIT Group, Inc.	7.000%	05/01/14	116,913	119,105
CIT Group, Inc.	7.000%	05/01/15	116,913	117,936
CIT Group, Inc.	7.000%	05/01/16	194,856	195,099
CIT Group, Inc.	7.000%	05/01/17	1,767,799	1,770,009
CIT Group, Inc. (f)	6.625%	04/01/18	232,000	235,391
CPM Holdings, Inc. (f)	10.875%	09/01/14	380,000	410,400
Credit Acceptance Corp.	9.125%	02/01/17	415,000	448,719
Entertainment Properties Trust - REIT (f)	7.750%	07/15/20	2,000,000	2,160,000
Fibria Overseas Finance Ltd. (f)	7.500%	05/04/20	233,000	252,805
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,277,080
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	515,447
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	725,000	793,875

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Host Hotels & Resorts LP - REIT	6.875%	11/01/14	$500,000	$517,500
Host Hotels & Resorts, Inc. - REIT	6.000%	11/01/20	235,000	230,887
International Lease Finance Corp.	5.650%	06/01/14	400,000	402,000
International Lease Finance Corp. (f)	8.625%	09/15/15	610,000	671,000
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	1,550,000	1,512,025
NB Capital Trust IV	8.250%	04/15/27	600,000	616,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (f)	8.375%	03/01/18	81,000	82,620
Offshore Group Investments Ltd.	11.500%	08/01/15	330,000	366,300
Provident Funding Associates (f)	10.250%	04/15/17	785,000	875,275
Provident Funding Associates LP/PFG Finance Corp. (f)	10.125%	02/15/19	225,000	234,844
SLM Corp.	6.250%	01/25/16	230,000	239,775
SLM Corp.	8.450%	06/15/18	354,000	396,480
SLM Corp.	8.000%	03/25/20	156,000	170,040
TMX Finance LLC/TitleMax Finance Corp. (f)	13.250%	07/15/15	350,000	388,500
				16,458,637

Industrial — 0.1%
ACL I Corp. (f)	10.625%	02/15/16	420,000	428,400
Ball Corp.	7.125%	09/01/16	50,000	54,688
Ball Corp.	7.375%	09/01/19	70,000	75,775
Ball Corp.	5.750%	05/15/21	421,000	412,580
BE Aerospace, Inc.	6.875%	10/01/20	510,000	527,850
Case New Holland, Inc. (f)	7.875%	12/01/17	775,000	861,219
Crown Americas LLC/Crown Americas Capital Corp. III (f)	6.250%	02/01/21	160,000	162,800
Darling International, Inc. (f)	8.500%	12/15/18	155,000	168,563
Esterline Technologies Corp.	7.000%	08/01/20	60,000	62,775
Harland Clarke Holdings Corp.	9.500%	05/15/15	820,000	810,775
Huntington Ingalls Industries, Inc. (f)	6.875%	03/15/18	171,000	178,481
Huntington Ingalls Industries, Inc. (f)	7.125%	03/15/21	225,000	234,562
Marquette Transportation Co./Marquette Transportation Finance Corp. (f)	10.875%	01/15/17	385,000	401,362
Owens Corning, Inc.	9.000%	06/15/19	360,000	425,470
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	394,650
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (f)	8.625%	12/01/17	390,000	410,475
SPX Corp.	7.625%	12/15/14	465,000	512,081
TransDigm, Inc. (f)	7.750%	12/15/18	615,000	660,356
				6,782,862

Technology — 0.2%
CDW Escrow Corp. (f)	8.500%	04/01/19	686,000	686,857
CDW LLC/CDW Finance Corp.	11.000%	10/12/15	230,000	249,550
CDW LLC/CDW Finance Corp.	11.500%	10/12/15	250,000	270,000
CDW LLC/CDW Finance Corp. (f)	8.000%	12/15/18	315,000	332,325
First Data Corp.	9.875%	09/24/15	43,000	44,075
First Data Corp.	10.550%	09/24/15	841,535	872,041
First Data Corp. (f)	8.250%	01/15/21	190,000	189,525
First Data Corp. (f)	12.625%	01/15/21	381,000	413,385
First Data Corp. (f)	8.750%	01/15/22	190,000	189,050
Freescale Semiconductor, Inc.	8.875%	12/15/14	655,000	678,744
Freescale Semiconductor, Inc. (f)	9.250%	04/15/18	325,000	355,875
Freescale Semiconductor, Inc. (f)	10.750%	08/01/20	100,000	112,250
IMS Health, Inc. (f)	12.500%	03/01/18	420,000	492,450
Mantech International Corp.	7.250%	04/15/18	200,000	210,000
Seagate HDD Cayman (f)	6.875%	05/01/20	425,000	423,937
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	505,000	529,619
SunGard Data Systems, Inc.	10.250%	08/15/15	270,000	283,500
SunGard Data Systems, Inc. (f)	7.375%	11/15/18	341,000	348,672
SunGard Data Systems, Inc. (f)	7.625%	11/15/20	195,000	200,363
				6,882,218

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	$370,000	$397,750
Calpine Corp. (f)	7.500%	02/15/21	325,000	336,375
Edison Mission Energy	7.200%	05/15/19	380,000	296,400
GenOn Energy Inc.	7.875%	06/15/17	420,000	416,850
Intergen NV (f)	9.000%	06/30/17	525,000	565,688
NRG Energy, Inc.	7.375%	02/01/16	655,000	677,925
				2,690,988
Total Corporate Bonds (Cost $71,326,067)				77,864,730

Asset-Backed Securities — 0.6%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.955%	10/25/35	1,500,000	1,379,617
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.580%	11/25/35	400,000	332,651
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP) (b)	4.780%	06/25/35	1,527,807	1,493,404
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.750%	01/25/36	4,222,000	3,772,015
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.470%	12/25/35	317,543	308,909
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP)	0.570%	10/25/35	357,725	337,349
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.530%	04/25/34	293,688	244,418
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.910%	03/25/35	2,400,000	1,998,542
Ser. 2005-1, Class MV2 (FRN) (STEP)	0.690%	07/25/35	650,000	608,783
Ser. 2005-4, Class MV2 (FRN) (STEP)	0.730%	05/25/35	3,500,000	2,944,875
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.690%	04/25/36	47,584	44,488
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (b)	1.354%	07/19/44	103,414	27,760
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.790%	09/25/35	52,978	52,826
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.570%	11/25/35	333,856	286,046
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.700%	03/25/35	1,004,376	980,973
Home Equity Asset Trust, Ser. 2006-8, Class 2A1 (FRN) (STEP)	0.300%	03/25/37	197,633	196,844
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.440%	01/25/36	593,411	541,659
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.500%	03/25/36	922,510	716,798
Long Beach Mortgage Loan Trust
Ser. 2005-1, Class M2 (FRN) (STEP)	0.780%	02/25/35	2,500,000	2,024,770
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.530%	08/25/45	792,751	768,995
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.720%	08/25/35	400,000	351,008
Ser. 2006-4, Class 2A3 (FRN) (STEP) (b)	0.410%	05/25/36	959,293	391,549
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.330%	03/25/33	156,433	141,270
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.570%	11/25/35	713,048	635,498
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP)	3.250%	01/25/33	334,198	247,981
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (b)	0.850%	10/25/34	118,568	69,378
Ser. 2006-EMX8, Class 1A3 (FRN) (b)	0.420%	10/25/36	700,000	318,455
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.580%	10/25/35	87,793	77,773
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.550%	11/25/35	2,331,393	2,242,112
Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.510%	12/25/35	129,196	115,049
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.480%	09/25/36	337,716	331,374

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP) (b)	0.610%	01/25/45	$244,176	$172,563

Total Asset-Backed Securities (Cost $25,246,893)				24,155,732

Mortgage-Backed Securities - Private Issuers — 1.2%

American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.460%	04/25/44	67,506	53,082
Ser. 2004-4, Class 4A (FRN)	2.250%	02/25/45	257,877	235,253
Ser. 2005-1, Class 6A (FRN)	2.460%	06/25/45	412,701	348,198
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	2,000,000	2,020,618
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	2,565,773	2,639,925
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,639,413
Ser. 2006-2, Class A1	5.611%	05/10/45	250,009	249,876
Ser. 2006-6, Class A2	5.309%	10/10/45	1,601,000	1,616,398
Ser. 2007-4, Class A4 (VRN)	5.742%	02/10/51	2,705,000	2,923,429
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.002%	12/20/34	163,804	113,901
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	1,732,782	1,789,095
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,250,023
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN)	5.223%	04/25/37	411,175	279,184
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,327,586
Credit Suisse First Boston Mortgage Securities Corp.
Ser. 2002-CKP1, Class A3	6.439%	12/15/35	1,322,388	1,354,109
Ser. 2005-C5, Class A2 (VRN)	5.100%	08/15/38	33,253	33,324
GE Capital Commercial Mortgage Corp.
Ser. 2001-2, Class A4	6.290%	08/11/33	337,312	338,693
Ser. 2001-3, Class A2	6.070%	06/10/38	480,037	488,064
Ser. 2002-1A, Class A3	6.269%	12/10/35	1,237,132	1,276,313
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	515,293
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	2,231,476	2,233,064
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN)	2.545%	11/19/34	76,250	54,513
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.594%	06/20/35	95,516	79,650
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIB3, Class A3	6.465%	11/15/35	369,645	374,466
Ser. 2002-C1, Class A3	5.376%	07/12/37	950,000	983,445
Ser. 2004-CB8, Class A3	4.007%	01/12/39	2,687,298	2,745,910
Ser. 2004-CBX, Class A3	4.184%	01/12/37	102,085	102,035
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	1,037,996	1,043,903
LB-UBS Commercial Mortgage Trust
Ser. 2001-C3, Class A2	6.365%	12/15/28	1,440,143	1,443,881
Ser. 2002-C1, Class A4	6.462%	03/15/31	3,882,165	4,002,456
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	518,857
Ser. 2003-C8, Class A3	4.830%	11/15/27	403,873	416,106
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.965%	08/12/49	4,000,000	4,295,264
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	0.825%	08/25/29	138,381	131,861
Morgan Stanley Capital I
Ser. 1998-HF2, Class G (f)	6.010%	11/15/30	100,000	100,902
Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	797,521
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	6.763%	03/15/30	4,000,000	4,363,442
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.570%	10/25/35	367,649	255,964
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (b)	0.600%	03/25/35	353,550	303,324
Ser. 2005-RF3, Class 1A (FRN) (b) (f)	0.600%	06/25/35	729,731	604,007

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.300%	09/25/36	$96,010	$94,710
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	5.500%	10/15/48	1,298,815	1,313,098

Total Mortgage-Backed Securities - Private Issuers (Cost $47,265,126)				49,750,156

Mortgage-Backed Securities - US Government Agency Obligations — 0.7%
FHLMC
Pool #1B1349 (FRN)	2.864%	09/01/33	1,198,115	1,262,672
Pool #1M1044 (FRN) (IO)	2.441%	09/01/36	537,624	562,626
Pool #781697 (FRN)	2.653%	07/01/34	181,599	189,285
Pool #G18022	5.500%	11/01/19	1,806,080	1,960,623
Ser. 2002-2530, Class QI (FRN) (IO)	6.745%	01/15/32	185,883	30,690
Ser. 2003-2591, Class WP	3.500%	02/15/30	37,991	38,122
Ser. 2005-2922, Class SE (FRN) (IO)	6.495%	02/15/35	387,983	61,915
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	65,440	8,588
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	32,284	4,169
Ser. 2005-2965, Class SA (FRN) (IO)	5.795%	05/15/32	976,968	119,919
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	35,587	4,709
Ser. 2005-2980, Class SL (FRN) (IO)	6.445%	11/15/34	541,786	97,905
Ser. 2006-3153, Class JI (FRN) (IO)	6.365%	05/15/36	1,119,436	173,990
Ser. 2008-3424, Class XI (FRN) (IO)	6.315%	05/15/36	632,541	88,926
Ser. 2008-3489, Class SD (FRN) (IO)	7.545%	06/15/32	539,246	112,750
Ser. 2009-3560, Class KS (FRN) (IO)	6.145%	11/15/36	3,318,784	491,640
Ser. 2010-3659, Class IE (IO)	5.000%	03/15/19	489,902	56,810
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	1,156,609	121,520
Ser. 2010-3721, Class SA (FRN) (IO)	4.245%	09/15/40	2,249,575	207,784
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	564,667	59,374
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	262,640	56,094
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	119,394	26,205
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	48,575	10,420
FNMA
Pool #685563 (FRN)	2.685%	01/01/33	260,772	272,965
Pool #693348 (FRN)	2.009%	02/01/33	1,933,740	2,007,880
Pool #739758 (FRN)	2.060%	08/01/33	220,630	229,507
Pool #801335 (FRN)	2.063%	09/01/34	739,786	771,332
Pool #806765 (FRN)	2.059%	11/01/34	203,499	211,918
Pool #815054 (FRN)	2.426%	04/01/35	301,786	317,202
Pool #828480 (FRN)	2.708%	06/01/35	200,457	210,148
Pool #831360	5.500%	03/01/21	288,093	315,535
Pool #834928 (FRN)	2.065%	07/01/35	1,882,672	1,963,286
Pool #841068 (FRN)	2.683%	11/01/34	1,144,161	1,205,717
Pool #847637 (FRN)	3.041%	01/01/34	150,440	158,965
Pool #865792	5.500%	03/01/21	231,668	250,985
Pool #879906 (FRN)	2.977%	10/01/33	979,923	1,030,310
Pool #880373 (FRN)	2.311%	02/01/36	1,492,516	1,568,548
Pool #889487 (FRN)	2.790%	08/01/35	260,407	273,848
Pool #894611 (FRN)	3.105%	03/01/36	1,616,571	1,706,076
Pool #894613 (FRN)	3.081%	03/01/36	1,322,530	1,396,136
Pool #985096	6.000%	12/01/38	1,093,927	1,191,506
Pool #991526	6.000%	11/01/38	409,859	446,419
Pool #995651	6.000%	11/01/37	807,363	883,568
Ser. 2004-31, Class SG (FRN) (IO)	6.851%	08/25/33	481,987	73,536
Ser. 2004-49, Class SQ (FRN) (IO)	6.801%	07/25/34	313,144	56,888
Ser. 2004-51, Class SX (FRN) (IO)	6.871%	07/25/34	590,712	100,797
Ser. 2004-64, Class SW (FRN) (IO)	6.801%	08/25/34	962,366	159,647
Ser. 2004-66, Class SE (FRN) (IO)	6.251%	09/25/34	664,202	103,794
Ser. 2005-12, Class SC (FRN) (IO)	6.501%	03/25/35	717,156	114,635
Ser. 2005-45, Class SR (FRN) (IO)	6.471%	06/25/35	587,436	92,270
Ser. 2005-65, Class KI (FRN) (IO)	6.751%	08/25/35	2,799,059	492,692
Ser. 2006-101, Class SE (FRN) (IO)	7.001%	10/25/36	717,651	127,622

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2006-3, Class SA (FRN) (IO)	5.901%	03/25/36	$565,697	$75,770
Ser. 2007-25, Class FA (FRN)	0.650%	04/25/37	1,295,167	1,293,329
Ser. 2008-34, Class SM (FRN) (IO)	6.501%	05/25/38	1,207,232	195,810
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	1,019,300	100,148
Ser. 2009-87, Class SX (FRN) (IO)	6.001%	11/25/39	2,334,577	263,729
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	538,115	65,685
Ser. 2010-121, Class SB (FRN) (IO)	4.201%	10/25/40	860,402	69,466
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	1,210,271	143,667
Ser. 2010-95, Class DI (IO)	4.500%	11/25/20	697,339	72,571
FNMA Strip
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	772,079	170,004
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	43,826	8,092
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	385,382	432,890
GNMA, Ser. 2003-11, Class S (FRN) (IO)	6.297%	02/16/33	953,623	133,880
Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $25,689,600)				26,505,509

Bank Loans — 0.0%

Springleaf Finance Corp. Term Loan B (FRN)	7.250%	04/21/15	195,000	195,091
Texas Competitive Electric Holdings Co. LLC (FRN)	3.750%	10/10/14	46,137	38,829
Texas Competitive Electric Holdings Co. LLC (FRN)	3.760%	10/10/14	508,698	428,124
Texas Competitive Electric Holdings Co. LLC (FRN)	3.800%	10/10/14	717,232	603,628
Vertrue, Inc. (FRN)	9.310%	08/14/15	455,000	354,900
Total Bank Loans (Cost $1,554,720)				1,620,572

US Treasury Notes/Bonds — 14.4%
US Treasury Inflation Indexed Bond (h)	2.375%	01/15/25	30,137,754	33,831,980
US Treasury Inflation Indexed Bond	2.375%	01/15/27	10,918,600	12,158,036
US Treasury Inflation Indexed Bond	1.750%	01/15/28	94,593,600	96,411,594
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,511,677	18,703,338
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,551,850	12,299,497
US Treasury Inflation Indexed Bond	2.125%	02/15/40	66,727,470	70,559,095
US Treasury Inflation Indexed Note (h)	2.375%	04/15/11	19,746,252	19,803,338
US Treasury Inflation Indexed Note	3.375%	01/15/12	12,400,500	12,995,339
US Treasury Inflation Indexed Note (h) (i)	0.625%	04/15/13	43,336,384	45,354,213
US Treasury Inflation Indexed Note (h)	1.250%	04/15/14	14,566,020	15,565,730
US Treasury Inflation Indexed Note (h)	0.500%	04/15/15	31,395,636	32,587,697
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,249,600	4,880,734
US Treasury Inflation Indexed Note	1.625%	01/15/18	56,756,160	61,367,598
US Treasury Inflation Indexed Note	1.375%	07/15/18	76,582,500	81,542,442
US Treasury Inflation Indexed Note (h)	2.125%	01/15/19	32,510,569	36,277,211
US Treasury Inflation Indexed Note	1.250%	07/15/20	32,106,870	33,157,856
US Treasury Inflation Indexed Note	1.125%	01/15/21	1,006,570	1,021,275
Total US Treasury Notes/Bonds (Cost $552,549,272)				588,516,973

	Number of Shares	Value
Acquired Funds — 15.0%

Exchange-Traded Funds — 1.2%
Vanguard Emerging Markets ETF	870,000	42,560,400
Vanguard FTSE All-World ex-US ETF	100,000	4,932,000
		47,492,400

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value
Mutual Funds — 1.4%

PIMCO Commodity RealReturn Strategy Fund	6,119,986	$59,302,662
		59,302,662
Private Investment Funds (j) — 12.4%
Canyon Value Realization Fund, LP (a) (b) (c) (e)		54,269,411
Convexity Capital Offshore, LP (a) (b) (c) (e)		116,307,684
Farallon Capital Institutional Partners, LP (a) (b) (c) (e)		73,418,289
Joho Partners, LP (a) (b) (c) (e)		22,036,586
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (e)	176,926	70,977,401
Lone Cascade, LP, Class G (a) (b) (c) (e)		7,548,547
Lone Cascade, LP, Class I (a) (b) (c) (e)		9,800,287
Lone Picea, LP, Class E (a) (b) (c) (e)		1,067,531
Lone Picea, LP, Class F (a) (b) (c) (e)		1,596,639
Lone Picea, LP, Class H (a) (b) (c) (e)		1,548,378
Lone Redwood, LP (a) (b) (c) (e)		11,882,844
Maverick Fund USA Ltd. (a) (b) (c) (e)		32,376,272
Nomad Investment Partnership LP, Class A (a) (b) (c) (e)		24,177,967
Nomad Investment Partnership LP, Class R (a) (b) (c) (e)		11,283,428
OZ Domestic Partners, LP (a) (b) (c) (e)		19,530,252
Regiment Capital Ltd. (a) (b) (c) (e)	45,152	10,913,081
Theleme Fund Ltd. (a) (b) (c) (e)	320,000	38,868,225
		507,602,822
Total Acquired Funds (Cost $382,937,501)		614,397,884

Preferred Stocks — 0.3%
Citigroup Capital XIII, 7.875% (United States)	22,000	602,800
General Motors Co., Series B, 4.750% (United States)	5,550	267,510
GMAC Capital Trust I, 8.125% (United States)	49,500	1,262,250
iStar Financial, Inc., Series D - REIT, 8.000% (United States)	42,600	903,546
iStar Financial, Inc., Series E - REIT, 7.875% (United States)	83,100	1,728,480
iStar Financial, Inc., Series F - REIT, 7.800% (United States)	175,200	3,635,400
iStar Financial, Inc., Series G - REIT, 7.650% (United States)	60,700	1,251,634
iStar Financial, Inc., Series I - REIT, 7.500% (United States)	27,800	564,340
Malaysian Airline System Berhad, 30.000% (Malaysia)	40,000	11,490
Vale SA, 2.680% (Brazil)	123,000	3,570,251
Total Preferred Stocks (Cost $8,583,342)		13,797,701

Purchased Options — 0.0%
Palm Hills Development S.A.E., Expiring 12/06/11 (Egypt) (Cost $2,973,865)(b) (k)	3,535,000	1,530,761

	Number of Contracts	Value
Warrants — 0.1%

Eurofins Scientific, Expiring 06/29/17 (France) (a) (c)	76	1,861
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a)	146,000	4,054
Henderson Land Development Co. Ltd., Expiring 06/01/11 (Hong Kong) (a)	62,400	3,770
NMDC Ltd. (Morgan Stanley), Expiring 03/25/15 (India) (a) (b)	343,881	2,193,837
Total Warrants (Cost $2,279,558)		2,203,522

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 26.4%

Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/11 (proceeds at maturity $202,069,238) (collateralized by US Treasury Bills, due 04/21/11 with a total principal value of $159,230,000 and a total market value of $159,225,542, and by US Treasury Notes, due 05/15/13 through 04/30/17 with a total principal value of $45,975,000 and a total market value of $46,918,917) (Cost $202,069,182)	0.010%	04/01/11	$202,069,182	$202,069,182

US Treasury Bills — 21.5%
US Treasury Bill (l)		04/21/11	160,000,000	159,984,786
US Treasury Bill (l)		04/28/11	20,000,000	19,997,413
US Treasury Bill (l)		05/05/11	60,000,000	59,990,962
US Treasury Bill (l)		05/19/11	70,000,000	69,982,967
US Treasury Bill (l)		05/26/11	60,000,000	59,981,544
US Treasury Bill (l)		06/02/11	40,000,000	39,995,160
US Treasury Bill (i) (l)		06/23/11	200,000,000	199,959,800
US Treasury Bill (l)		06/30/11	50,000,000	49,988,500
US Treasury Bill (l)		07/21/11	50,000,000	49,984,300
US Treasury Bill (l)		08/11/11	70,000,000	69,967,940
US Treasury Bill (l)		08/25/11	50,000,000	49,971,650
US Treasury Bill (l)		09/22/11	50,000,000	49,960,150

Total US Treasury Bills (Cost $879,673,625)				879,765,172
Total Short-Term Investments (Cost $1,081,742,807)				1,081,834,354

Total Investments — 102.7% (Cost $3,633,090,810)				4,205,673,578

Liabilities in Excess of Other Assets — (2.7%)				(112,287,294)

Net Assets — 100.0%				$4,093,386,284

	Number of Shares	Value

Securities Sold Short — (1.5%)

Common Stocks — (1.5%)

Real Estate Investment Trusts (REITs) — (1.4%)
Alexandria Real Estate Equities, Inc.	(46,200)	$(3,602,214)
AMB Property Corp.	(134,100)	(4,823,577)
Corporate Office Properties Trust	(48,400)	(1,749,176)
DiamondRock Hospitality Co.	(151,000)	(1,686,670)
Extra Space Storage, Inc.	(139,600)	(2,891,116)
Federal Realty Investment Trust	(44,400)	(3,621,264)
Glimcher Realty Trust	(195,400)	(1,807,450)
Healthcare Realty Trust, Inc.	(62,400)	(1,416,480)
LaSalle Hotel Properties	(190,900)	(5,154,300)
National Health Investors, Inc.	(37,600)	(1,801,792)
National Retail Properties, Inc.	(207,000)	(5,408,910)
Nationwide Health Properties, Inc.	(36,800)	(1,565,104)
Pebblebrook Hotel Trust	(110,900)	(2,456,435)
Post Properties, Inc.	(120,200)	(4,717,850)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

ProLogis	(228,500)	$(3,651,430)
Realty Income Corp.	(95,000)	(3,320,250)
Sun Communities, Inc.	(94,700)	(3,376,055)
Ventas, Inc.	(98,100)	(5,326,830)
		(58,376,903)

Real Estate Management & Development — 0.0%
Kungsleden AB (Sweden)	(182,308)	(1,789,975)
Total Common Stocks (Proceeds $52,153,951)		(60,166,878)
Total Securities Sold Short (Proceeds $52,153,951)		$(60,166,878)

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of March 31, 2011.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of March 31, 2011.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 18% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $510,811,295, which represents 12.5% of the fund's net assets.

(d)
A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a "designer stock".

(e)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.  The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Investment	Date of Acquisition	Cost	Value
Bell Aliant, Inc.	07/11/06	$46,436	$43,132
Canyon Value Realization Fund, LP	12/31/97 - 04/03/06	23,797,936	54,269,411
Convexity Capital Offshore, LP	02/16/06 - 04/01/10	$62,000,000	$116,307,684
Eurocastle Investment Ltd.	06/19/09	234,881	206,344
Farallon Capital Institutional Partners, LP	04/01/95 - 01/04/10	42,746,139	73,418,289
Joho Partners, LP	01/03/07	15,000,000	22,036,586
Lansdowne UK Equity Fund Ltd.	06/01/06 - 10/01/09	51,000,000	70,977,401
Lone Cascade, LP, Class G	02/01/11	6,000,903	7,548,547
Lone Cascade, LP, Class I	01/03/06 - 01/02/08	7,787,097	9,800,287
Lone Picea, LP, Class E	01/02/09	964,000	1,067,531
Lone Picea, LP, Class F	01/03/05	1,617,000	1,596,639
Lone Picea, LP, Class H	01/02/03 - 01/02/04	1,315,000	1,548,378
Lone Redwood, LP	12/29/98	3,154,356	11,882,844
Maverick Fund USA Ltd.	01/03/06 - 10/01/07	20,000,000	32,376,272
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	24,177,967
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	11,283,428
OZ Domestic Partners, LP	12/31/01 - 09/30/03	9,000,000	19,530,252
Regiment Capital Ltd.	06/30/03	6,000,000	10,913,081
Theleme Fund Ltd.	02/01/10	32,000,000	38,868,225
Total (12.4% of net assets)			$507,852,298
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Schedules of Investments.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2011. These positions are therefore grouped into their own industry classification.
(k)	Security issued by Bank of America Merrill Lynch.
(l)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
19	June 2011 5-Year Interest Rate Swap	$2,021,915	$2,024,688	$2,773
10	June 2011 30-Year US Treasury Bond	1,198,767	1,201,875	3,108
183	June 2011 5-Year US Treasury Note	21,356,458	21,372,399	15,941
6	June 2011 10-Year US Treasury Note	714,187	714,187	1
3	December 2014 90-Day Eurodollar	720,908	721,088	180
5	March 2015 90-Day Eurodollar	1,199,325	1,199,625	300

				22,303
	Foreign Currency-Related
391	June 2011 Australian Dollar	38,921,900	40,167,430	1,245,530
665	June 2011 British Pound	66,983,651	66,716,125	(267,526)
514	June 2011 Canadian Dollar	52,794,486	52,972,840	178,354
226	June 2011 Japanese Yen	34,146,187	34,013,000	(133,187)
219	June 2011 Swiss Franc	29,374,199	29,888,025	513,826

				1,536,997
	Equity-Related
125	June 2011 CAC 40 Index	6,445,352	6,876,960	431,608
30	June 2011 DAX Index	7,074,922	7,523,735	448,813
745	June 2011 Dow Jones EURO STOXX 50 Index	28,397,943	30,027,338	1,629,395
363	June 2011 Topix Index	39,608,166	37,792,498	(1,815,668)
69	June 2011 TSE 60 Index	11,141,561	11,491,223	349,662

				1,043,810

				2,603,110
	Short Financial Futures Contracts

	Interest Rate-Related
12	June 2011 Ultra Long US Treasury Bond	(1,470,814)	(1,482,750)	(11,936)
3	June 2011 10- Year Interest Rate Swap	(306,110)	(308,625)	(2,515)
179	June 2011 2-Year US Treasury Note	(39,032,740)	(39,044,375)	(11,635)
19	June 2011 90-Day Eurodollar	(4,731,578)	(4,732,900)	(1,322)
32	September 2011 90-Day Eurodollar	(7,956,445)	(7,963,200)	(6,755)
60	December 2011 90-Day Eurodollar	(14,856,400)	(14,909,250)	(52,850)
53	March 2012 90-Day Eurodollar	(13,105,555)	(13,136,713)	(31,158)
64	June 2012 90-Day Eurodollar	(15,764,052)	(15,807,200)	(43,148)
38	September 2012 90-Day Eurodollar	(9,352,468)	(9,348,950)	3,518
47	December 2012 90-Day Eurodollar	(11,515,782)	(11,520,875)	(5,093)
43	March 2013 90-Day Eurodollar	(10,505,455)	(10,508,663)	(3,208)
43	June 2013 90-Day Eurodollar	(10,480,056)	(10,479,638)	418
32	September 2013 90-Day Eurodollar	(7,799,658)	(7,778,800)	20,858
31	December 2013 90-Day Eurodollar	(7,537,823)	(7,517,113)	20,710
11	March 2014 90-Day Eurodollar	(2,657,035)	(2,661,450)	(4,415)
3	June 2014 90-Day Eurodollar	(724,318)	(724,238)	80
8	September 2014 90-Day Eurodollar	(1,923,292)	(1,927,200)	(3,908)

				(132,359)
	Equity-Related
100	June 2011 FTSE 100 Index	(9,024,134)	(9,439,910)	(415,776)

				(548,135)

				$2,054,975

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/28/2011	State Street Bank & Trust Co.	US Dollar	6,795,321	Australian Dollar	6,802,500	$(220,039)

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
03/30/2012	Goldman Sachs International	(c)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	$85,346,012	$2,235,276
09/06/2011	Barclays Capital	(c)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	17,058,307	1,154,440
						3,389,716

Short Total Return Swap Contracts
08/31/2011	Barclays Capital	(b) (c)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	(36,022,937)	(432,580)
						$2,957,136

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2011, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$2,203,522	$2,203,522
Purchased Options	—	—	—	1,530,761	1,530,761
Swap Contracts	—	—	—	3,389,716	3,389,716
Futures Contracts	67,887	1,937,710	—	2,859,478	4,865,075
Total Value - Assets	$67,887	$1,937,710	$—	$9,983,477	$11,989,074
Liability Derivatives
Swap Contracts	$—	$—	$—	(432,580)	(432,580)
Forward Contracts	—	(220,039)	—	—	(220,039)
Futures Contracts	(177,943)	(400,713)	—	(2,231,444)	(2,810,100)
Total Value - Liabilities	$(177,943)	$(620,752)	$—	$(2,664,024)	$(3,462,719)

See accompanying Notes to Schedules of Investments.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2011

	Number of Shares	Value

Investments — 99.0% of net assets

Common Stocks — 74.6%

Australia — 3.8%
Alumina Ltd.	103,993	$264,857
Amcor Ltd.	191,052	1,394,142
AMP Ltd.	14,560	81,700
Australia and New Zealand Banking Group Ltd.	32,794	806,902
BHP Billiton Ltd.	16,271	779,830
DuluxGroup Ltd.	12,385	34,699
Foster's Group Ltd.	37,011	218,831
Iluka Resources Ltd.	35,200	483,318
Orica Ltd.	13,075	356,296
QBE Insurance Group Ltd.	62,953	1,149,308
Santos Ltd.	24,541	392,843
Telstra Corp. Ltd.	483,967	1,410,770
Wesfarmers Ltd.	13,887	455,885
		7,829,381

Austria — 0.1%
Andritz AG	915	85,311
BWIN Interactive Entertainment AG	1,560	59,110
Oesterreichische Post AG	2,668	91,305
		235,726

Belgium — 0.2%
Ageas, Strip VVPR (a) (b)	39,122	111
Anheuser-Busch InBev NV	5,442	310,422
		310,533

Brazil — 0.8%
CCR SA	33,300	966,784
Redecard SA	43,700	643,730
		1,610,514

Canada — 1.7%
Ace Aviation Holdings, Inc., Class A (a)	5,548	66,439
BCE, Inc.	24,554	891,998
Bell Aliant, Inc. (b) (c) (d) (e)	565	15,642
Bombardier, Inc., Class B	137,103	1,008,297
Catalyst Paper Corp. (a)	91,463	31,604
Chorus Aviation, Inc.	3,206	17,659
Fraser Papers, Inc. (a) (b) (d)	16,670	—
Groupe Aeroplan, Inc.	4,597	62,257
Imperial Oil Ltd. - NYSE Shares	9,874	504,546
Onex Corp.	2,413	84,598
Rogers Communications, Inc., Class B - TSE Shares	21,165	769,319
		3,452,359

Chile — 0.5%
Enersis SA - SPADR	48,400	1,007,688

China — 1.3%
China Construction Bank Corp., Class H	1,244,910	1,166,296

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

China Shenhua Energy Co. Ltd.	92,500	$435,572
Tsingtao Brewery Co. Ltd., Class H	57,000	272,130
Want Want China Holdings Ltd.	922,000	721,575
		2,595,573

Denmark — 1.0%
Carlsberg A/S, Class B	2,953	318,023
Coloplast A/S, Class B	3,550	513,759
Danske Bank A/S (a)	2,635	58,352
GN Store Nord A/S (GN Great Nordic)	36,606	343,727
Novo Nordisk A/S, Class B	985	123,461
Topdanmark A/S (a)	326	54,198
Vestas Wind Systems A/S (a)	6,308	273,740
William Demant Holding A/S (a)	4,004	346,294
		2,031,554

Finland — 1.0%
Cargotec Oyj, B Shares	1,257	61,295
Kone Oyj, Class B	744	42,814
Metso Oyj	14,777	794,492
Outokumpu Oyj	2,249	38,926
Sampo Oyj, Class A	25,119	801,515
Tieto Oyj	6,192	113,311
Wartsila Oyj Corp.	2,392	93,375
		1,945,728

France — 6.2%
Alstom SA	633	37,442
AXA SA	15,343	320,786
BNP Paribas	6,900	504,922
Carrefour SA	42,215	1,871,140
Compagnie de Saint-Gobain	15,355	940,144
Edenred (a)	2,396	72,269
Eurofins Scientific	935	82,416
France Telecom SA	70,949	1,591,528
GDF Suez, Strip VVPR (a) (b)	6,615	9
Groupe Eurotunnel SA	30,478	324,286
Imerys SA	643	47,208
Legrand SA	9,261	385,134
Neopost SA	3,282	287,408
SA des Ciments Vicat	722	61,397
Sanofi-Aventis	31,385	2,204,224
Societe Generale, Class A	9,199	598,143
Technip SA	692	73,918
Thales SA	6,671	266,393
Total SA	32,099	1,954,078
Vinci SA	16,378	1,023,210
		12,646,055

Germany — 3.1%
Adidas AG	776	49,009
Axel Springer AG	316	51,125
BASF SE	9,017	781,796
Bayerische Motoren Werke AG	5,370	448,304
Celesio AG	1,225	30,119
Daimler AG (a)	9,489	669,628
Deutsche Telekom AG	107,077	1,654,505
E.ON AG	10,515	321,284
Fresenius Medical Care AG & Co.	8,147	546,999

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

Fresenius Medical Care AG & Co. - ADR	3,692	$249,284
GEA Group AG	1,769	58,248
Hannover Rueckversicherung AG	1,105	60,314
MLP AG	1,649	15,260
RWE AG	21,274	1,360,053
		6,295,928

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	6,633	21,264

Hong Kong — 2.6%
Asia Satellite Telecommunications Holdings Ltd.	4,500	8,403
China Mobile Ltd.	75,000	692,870
First Pacific Co.	404,000	361,558
Henderson Land Development Co. Ltd.	29,914	207,225
Hong Kong & Shanghai Hotels Ltd. (The)	93,333	171,578
Hong Kong Aircraft Engineering Co. Ltd.	5,800	74,709
i-Cable Communications Ltd. (a)	236,000	24,233
Jardine Matheson Holdings Ltd.	37,120	1,654,070
Jardine Strategic Holdings Ltd.	33,812	903,537
Mandarin Oriental International Ltd.	24,881	52,053
Midland Holdings Ltd.	106,000	82,802
New World Development Ltd.	232,446	410,451
Next Media Ltd. (a)	158,000	19,903
Silver Grant International Ltd.	52,000	20,387
SmarTone Telecommunications Holdings Ltd.	176,956	293,125
Television Broadcasts Ltd.	30,000	176,252
Wheelock & Co. Ltd.	48,000	180,347
		5,333,503

India — 0.6%
Axis Bank Ltd. - GDR	38,988	1,239,429

Indonesia — 1.1%
Astra International Tbk PT	129,500	846,266
Bank Pan Indonesia Tbk PT (a)	2,180,270	290,070
Bank Permata Tbk PT (a)	6,500	1,374
Gudang Garam Tbk PT	2,500	12,050
Indofood Sukses Makmur Tbk PT	297,000	183,916
Matahari Putra Prima Tbk PT	831,925	136,655
Mulia Industrindo Tbk PT (a) (b)	221,500	10,175
Perusahaan Gas Negara (Persero) Tbk PT	1,641,000	733,747
Semen Gresik (Persero) Tbk PT	90,500	94,606
		2,308,859

Ireland — 0.7%
CRH plc - BATS Europe Shares	1,675	38,539
DCC plc	4,092	130,448
Experian plc	77,565	960,786
Fyffes plc	51,582	30,826
Independent News & Media plc (a)	50,747	44,581
Irish Continental Group plc (UNIT)	954	23,897
Paddy Power plc	3,476	152,233
		1,381,310

Italy — 2.6%
Banco Popolare Societa Cooperativa	10,370	30,940

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

Davide Campari-Milano SpA	7,776	$52,651
Eni SpA	62,735	1,539,985
Fiat Industrial SpA (a)	36,626	525,263
Fiat SpA	36,626	331,891
Finmeccanica SpA	3,771	47,499
Intesa Sanpaolo SpA	439,455	1,301,191
Luxottica Group SpA - SPADR	14,260	467,443
Saipem SpA	17,595	934,479
UniCredit SpA	57,975	143,381
		5,374,723

Japan — 17.0%
Ajinomoto Co., Inc.	2,000	20,637
Alfresa Holdings Corp.	5,000	192,053
Astellas Pharma, Inc.	48,400	1,784,690
Bank of Yokohama Ltd. (The)	36,000	170,955
BML, Inc.	19,000	534,960
Canon, Inc.	36,150	1,573,251
Chiba Bank Ltd. (The)	24,000	134,455
Dai Nippon Printing Co. Ltd.	2,000	24,357
Dai-Dan Co. Ltd.	14,000	85,670
Dai-ichi Life Insurance Co. Ltd. (The)	97	146,351
Daiichikosho Co. Ltd.	42,400	715,187
Dentsu, Inc.	5,400	138,090
Duskin Co. Ltd.	29,800	550,233
DyDo DRINCO, Inc.	12,300	478,366
East Japan Railway Co.	6,900	379,159
FP Corp.	9,000	476,679
Fukuoka Financial Group, Inc.	55,000	228,781
Hitachi Chemical Co. Ltd.	13,000	264,282
Hitachi Ltd.	90,000	464,127
Hitachi Metals Ltd.	9,000	113,393
Isetan Mitsukoshi Holdings Ltd.	26,400	237,721
JS Group Corp.	20,700	537,533
JX Holdings, Inc.	31,900	214,763
Kao Corp.	100,100	2,497,085
Kawasaki Heavy Industries Ltd.	62,000	272,806
KDDI Corp.	56	343,695
Kinden Corp.	11,000	100,108
Kyowa Hakko Kirin Co. Ltd.	26,000	243,809
Marui Group Co. Ltd.	18,300	118,143
Meiko Network Japan Co. Ltd.	19,300	159,559
Miraca Holdings, Inc.	1,900	72,752
Mitsubishi Corp.	13,000	360,868
Mitsubishi Estate Co. Ltd.	32,200	544,667
Mitsubishi Heavy Industries Ltd.	43,000	195,428
Mitsubishi Tanabe Pharma Corp.	5,600	90,887
Mitsubishi UFJ Financial Group, Inc.	102,500	473,191
Mitsui & Co. Ltd.	14,000	250,950
Mitsui Fudosan Co. Ltd.	22,100	358,810
MOSHI MOSHI HOTLINE, Inc.	29,950	559,177
MS&AD Insurance Group Holdings	8,400	191,267
Namco Bandai Holdings, Inc.	15,200	165,742
Nippon Meat Packers, Inc.	17,000	214,390
Nippon Suisan Kaisha Ltd.	31,800	88,312
Nippon Telegraph & Telephone Corp.	13,000	583,204
NISSIN FOODS HOLDINGS CO. Ltd.	17,900	629,780
NKSJ Holdings, Inc.	147,000	944,981
NSK Ltd.	22,000	189,637
NTT Data Corp.	80	247,271
NTT DoCoMo, Inc.	100	174,039

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

Obayashi Corp.	56,000	$248,753
OLYMPUS Corp.	25,000	695,480
OMRON Corp.	9,500	267,023
Onward Holdings Co. Ltd.	18,000	133,734
Otsuka Holdings Co. Ltd.	600	14,810
Panasonic Corp.	21,500	273,467
Sansei Yusoki Co. Ltd.	36,000	184,348
Secom Co. Ltd.	27,100	1,251,774
Sekisui House Ltd.	19,000	176,871
Seven & I Holdings Co. Ltd.	77,960	1,988,833
Seven Bank Ltd.	279	559,375
Shimizu Corp.	41,000	182,376
Shin-Etsu Chemical Co. Ltd.	4,100	203,817
Shiseido Co. Ltd.	11,000	190,430
So-net Entertainment Corp.	154	543,762
Sony Corp.	2,500	79,290
Sumitomo Electric Industries Ltd.	42,600	589,476
Sumitomo Forestry Co. Ltd.	21,500	195,141
Sumitomo Mitsui Financial Group, Inc.	14,700	457,011
Taiyo Nippon Sanso Corp.	14,000	115,377
Takeda Pharmaceutical Co. Ltd.	35,100	1,637,269
TOKAI Corp. - Gifu	11,800	205,415
Tokio Marine Holdings, Inc.	37,800	1,010,666
Tokyo Electric Power Co., Inc. (The)	10,200	56,145
Tokyo Electron Ltd.	3,000	165,364
Tokyo Gas Co. Ltd.	109,000	494,477
Tokyo Ohka Kogyo Co. Ltd.	4,300	88,605
Toyo Seikan Kaisha Ltd.	13,700	224,655
Toyo Suisan Kaisha Ltd.	3,000	65,136
Toyota Motor Corp.	34,700	1,387,997
Trend Micro, Inc.	5,500	145,219
West Japan Railway Co.	69	264,050
Yamada Denki Co. Ltd.	2,830	188,435
Yamato Holdings Co. Ltd.	29,700	460,603
Yaskawa Electric Corp.	12,000	142,246
ZOJIRUSHI Corp.	67,000	177,907
		34,601,588

Luxembourg — 0.3%
APERAM (a)	791	31,780
ArcelorMittal	15,827	573,467
Oriflame Cosmetics SA - SDR	722	37,383
		642,630

Malaysia — 0.7%
AMMB Holdings Berhad	97,387	208,477
Bumiputra-Commerce Holdings Berhad	176,698	477,954
Carlsberg Brewery Malaysia Berhad	9,300	22,676
Genting Malaysia Berhad	305,000	370,086
Malaysian Airline System Berhad (a)	57,500	34,878
Multi-Purpose Holdings Berhad	62,250	55,113
Sime Darby Berhad	68,052	207,631
		1,376,815

Mexico — 0.1%
America Movil SA de CV, Series L - ADR	1,600	92,960
Telefonos de Mexico SAB de CV, Series L - SPADR	1,300	23,738
		116,698

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

Netherlands — 3.9%
ASML Holding NV (a)	1,382	$60,956
Heineken NV	9,492	518,653
ING Groep NV - CVA (a)	84,518	1,072,722
Koninklijke (Royal) KPN NV	27,388	467,041
Koninklijke Ahold NV	96,494	1,294,398
Koninklijke Boskalis Westminster NV - CVA	9,694	512,561
Randstad Holding NV (a)	1,151	64,056
Reed Elsevier NV	78,055	1,005,561
Royal Dutch Shell plc, Class A - BATS Europe Shares	173	6,276
Royal Dutch Shell plc, Class A - Quote MTF Shares	61,737	2,243,775
Royal Dutch Shell plc, Class B	12,570	456,167
TNT NV	1,116	28,669
Wolters Kluwer NV	8,587	201,036
		7,931,871

New Zealand — 0.2%
PGG Wrightson Ltd. (a)	216,565	84,296
Telecom Corp. of New Zealand Ltd.	272,714	419,307
		503,603

Norway — 0.3%
DNB NOR ASA	25,068	384,647
StatoilHydro ASA	9,682	268,704
Storebrand ASA (a)	5,309	45,570
		698,921

Peru — 0.3%
Credicorp Ltd.	5,300	556,129

Philippines (The) — 1.0%
ABS-CBN Holdings Corp. - PDR (b)	352,400	357,272
Ayala Corp.	60,069	532,398
Banco de Oro Unibank, Inc.	29,900	35,774
Benpres Holdings Corp. (a)	597,010	74,850
DMCI Holdings, Inc.	163,400	140,859
Globe Telecom, Inc.	12,180	250,143
Jollibee Foods Corp.	55,840	112,126
Philippine Long Distance Telephone Co. - SPADR	8,500	454,750
		1,958,172

Russia — 0.3%
Lukoil OAO- SPADR	9,500	678,205

Singapore — 1.1%
Genting Singapore plc (a)	30,224	49,054
Great Eastern Holdings Ltd.	20,000	241,578
GuocoLeisure Ltd.	187,000	112,176
Singapore Telecommunications Ltd.	333,000	798,236
STATS ChipPAC Ltd. (a)	238,000	136,075
United Industrial Corp. Ltd.	14,000	31,523
United Overseas Bank Ltd.	57,342	855,159
Yellow Pages Singapore Ltd.	76,500	10,329
		2,234,130

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

South Africa — 0.6%
Anglo Platinum Ltd.	717	$73,754
AngloGold Ashanti Ltd.	769	36,880
City Lodge Hotels Ltd.	2,748	27,366
Clicks Group Ltd.	12,234	76,856
Discovery Holdings Ltd.	2,892	16,281
FirstRand Ltd.	39,823	118,321
Gold Fields Ltd.	2,334	40,784
Hosken Consolidated Investments Ltd.	7,966	91,835
JD Group Ltd.	2,592	18,541
MMI Holdings Ltd.	7,632	18,799
Nedbank Group Ltd.	9,700	202,949
RMB Holdings Ltd.	46,176	190,725
RMI Holdings	46,176	79,520
Sun International Ltd.	13,797	184,704
		1,177,315

South Korea — 0.4%
KB Financial Group, Inc.	1,159	60,652
Korea Electric Power Corp. (a)	950	23,280
KT&G Corp.	8,871	461,434
POSCO	179	82,142
Samsung Electronics Co. Ltd.	152	128,954
SK Telecom Co. Ltd.	506	75,419
		831,881

Spain — 2.9%
Acciona SA	2,841	308,685
Acerinox SA	18,697	368,939
Banco Santander SA	97,053	1,131,120
Gestevision Telecinco SA (a)	19,472	222,786
Iberdrola SA	205,581	1,788,084
Telefonica SA	76,470	1,914,559
Viscofan SA	5,427	215,413
		5,949,586

Sweden — 1.0%
Assa Abloy AB, Class B	21,262	611,267
CDON Group AB (a)	1,296	7,019
Hoganas AB, Class B	4,256	158,329
Modern Times Group AB, Class B	1,144	86,984
Nordea Bank AB	10,144	111,076
Svenska Handelsbanken AB, Class A	15,169	497,895
Swedish Match AB	8,219	273,187
Telefonaktiebolaget LM Ericsson, Class B	29,894	384,429
		2,130,186

Switzerland — 2.8%
ABB Ltd. (a)	1,412	33,995
Adecco SA	5,418	356,832
Compagnie Financiere Richemont SA	8,367	483,151
Geberit AG	2,127	463,635
Helvetia Holding AG	121	50,159
Logitech International SA (a)	9,755	175,872
Novartis AG	43,276	2,346,302
PubliGroupe SA (a)	248	32,528
Roche Holding AG	3,672	524,514

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

Sonova Holding AG	1,809	$161,220
Swiss Reinsurance Co. Ltd.	791	45,274
UBS AG (a)	15,422	276,822
Zurich Financial Services AG	2,555	715,344
		5,665,648

Taiwan — 0.8%
Chunghwa Telecom Co. Ltd.	18,400	57,319
Chunghwa Telecom Co. Ltd. - ADR	18,341	571,506
Taiwan Semiconductor Manufacturing Co. Ltd.	417,133	1,000,141
Uni-President Enterprises Corp.	41,116	56,315
		1,685,281

Thailand — 0.7%
Advanced Info Service PCL	52,100	155,034
Bangkok Bank PCL	31,900	182,808
GMM Grammy PCL	81,100	40,490
Kasikornbank PCL	62,500	271,739
Land and Houses PCL	278,700	64,042
Matichon PCL	28,100	6,411
MBK PCL	47,500	151,946
Siam Cement PCL	31,800	398,486
Thanachart Capital PCL	117,100	125,831
		1,396,787

Turkey — 0.3%
Turkiye Garanti Bankasi A/S	152,302	712,427

United Kingdom — 12.5%
Admiral Group plc	4,241	105,810
AMEC plc	4,217	80,617
Anglo American plc - ADR	9,390	242,450
Anglo American plc - JSE Shares	799	41,082
Anglo American plc - LSE Shares	1,158	60,060
BAE Systems plc	68,162	355,675
Barclays plc	82,559	370,364
Barratt Developments plc (a)	15,154	26,742
BG Group plc	47,300	1,175,035
BHP Billiton plc	17,602	697,744
BP plc	316,970	2,308,513
British American Tobacco plc	884	35,524
British Sky Broadcasting Group plc	7,720	102,185
Bunzl plc	21,828	260,709
Cable & Wireless Communications plc	209,142	153,064
Cable & Wireless Worldwide	152,080	127,936
Capita Group plc	45,547	543,387
Carnival plc	7,587	298,830
Centrica plc	9,350	48,766
Close Brothers Group plc	2,687	36,439
Compass Group plc	190,083	1,710,845
Connaught plc (b) (d)	8,231	—
Daily Mail & General Trust NV, Class A	4,510	35,739
Devro plc	27,284	123,713
Diageo plc	23,938	455,597
G4S plc	59,516	243,858
GlaxoSmithKline plc	100,595	1,919,549
Hays plc	65,535	122,290
HMV Group plc	22,914	5,606
Homeserve plc	23,553	167,806

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of
	Shares	Value

HSBC Holdings plc	3,498	$35,971
ICAP plc	41,544	351,939
Informa plc	55,112	368,302
International Personal Finance	45,255	233,590
Intertek Group plc	23,030	752,237
Invensys plc	71,581	397,066
ITV plc (a)	178,276	221,445
Jupiter Fund Management plc (a)	9,215	42,485
Ladbrokes plc	34,975	74,398
Lloyds Banking Group plc (a)	419,657	391,228
Michael Page International plc	7,651	63,073
Millennium & Copthorne Hotels plc	6,991	56,741
National Express Group plc (a)	8,634	33,977
Northgate plc (a)	6,578	33,600
Petrofac Ltd.	913	21,832
Provident Financial plc	15,544	239,431
Reckitt Benckiser Group plc	11,600	595,780
Reed Elsevier plc	28,506	246,858
Rexam plc	40,224	234,326
Rightmove plc	17,907	273,027
Rio Tinto plc	8,764	618,370
Rolls-Royce Group plc (a)	8,447	83,879
RSA Insurance Group plc	25,119	52,984
Sage Group plc	94,321	421,289
Smith & Nephew plc	4,731	53,328
Smiths Group plc	11,437	238,244
Sportingbet plc	63,154	49,896
Stagecoach Group plc	67,314	232,763
Tesco plc	304,770	1,861,915
Thomas Cook Group plc	85,742	234,460
Tui Travel plc	72,067	262,392
Unilever plc	74,272	2,265,103
Vodafone Group plc	805,991	2,282,092
WH Smith plc	15,289	106,340
WPP plc	22,764	280,697
		25,566,993

United States — 0.1%
NII Holdings, Inc., Class B (a)	2,657	110,717

Total Common Stocks
(Cost $137,029,506)		152,145,710

Acquired Funds — 13.2%

Private Investment Funds (f) — 13.2%
Convexity Capital Offshore, LP (a) (b) (c) (d)		11,078,341
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	27,165	10,897,653
Lone Dragon Pine, LP (a) (b) (c) (d)		5,022,540
		26,998,534

Total Acquired Funds
(Cost $17,287,313)		26,998,534

Preferred Stocks — 0.8%
Itausa - Investimentos Itau SA, 0.440% (Brazil)	79,300	621,713
Malaysian Airline System Berhad, 30.000% (Malaysia)	20,000	5,745

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Vale SA, 2.680% (Brazil)	31,340	$909,689

Total Preferred Stocks
(Cost $1,216,914)		1,537,147

	Number of Contracts	Value
Warrants — 0.0%
Eurofins Scientific, Expiring 06/29/17 (France) (a) (d)	22	539
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a)	35,000	972
Henderson Land Development Co. Ltd., Expiring 06/01/11 (Hong Kong) (a)	9,000	544

Total Warrants
(Cost $43)		2,055

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Short-Term Investments — 10.4%

Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/11 (proceeds at maturity $8,178,973) (collateralized by a US Treasury Bill, due 04/21/11 with a principal value of $4,640,000 and a market value of $4,639,870, and by US Treasury Notes, due 04/30/12 through 05/15/13 with a total principal value of $3,655,000 and a total market value of $3,713,832)

(Cost $8,178,971)	0.010%	04/01/11	$8,178,971	8,178,971

US Treasury Bills — 6.4%
US Treasury Bill (g)		05/19/11	2,000,000	1,999,513
US Treasury Bill (g) (h)		07/28/11	11,000,000	10,996,139

Total US Treasury Bills (Cost $12,993,185)				12,995,652
Total Short-Term Investments (Cost $21,172,156)				21,174,623

Total Investments — 99.0% (Cost $176,705,932)				201,858,069

Other Assets in Excess of Liabilities — 1.0%				1,954,079

Net Assets — 100.0%				$203,812,148

ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

*
Approximately 28% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

(c)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant, Inc.	07/11/06	$16,840	$15,642
Convexity Capital Offshore, LP	02/16/06	7,333,333	11,078,341
Lansdowne UK Equity Fund Ltd.	05/31/03	4,953,980	10,897,653
Lone Dragon Pine, LP	03/31/08	5,000,000	5,022,540
Total (13.2% of net assets)			$27,014,176

(d)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $28,041,388, which represents 13.8% of the fund's net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2011. These positions are therefore grouped into their own industry classification.
(g)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(h)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

		Initial Notional	Notional Value	Unrealized
Number of		Value/	at March 31,	Appreciation/
Contracts	Type	(Proceeds)	2011	(Depreciation)

	Long Financial Futures Contracts

	Foreign Currency-Related
96	June 2011 Canadian Dollar	$9,860,087	$9,893,760	$33,673
6	June 2011 Euro Dollar	1,038,572	1,063,575	25,003
21	June 2011 Swiss Franc	2,816,776	2,865,975	49,199
				107,875
	Equity-Related
16	June 2011 ASX S&P 200 Index	1,900,581	2,012,844	112,263
223	June 2011 Dow Jones EURO STOXX 50 Index	8,500,407	8,988,049	487,642
30	June 2011 Topix Index	3,366,338	3,123,347	(242,991)
64	June 2011 TSE 60 Index	10,312,250	10,658,525	346,275
				703,189
				811,064
	Short Financial Futures Contracts

	Foreign Currency-Related
9	June 2011 Australian Dollar	(895,797)	(924,570)	(28,773)
12	June 2011 British Pound	(1,208,607)	(1,203,900)	4,707
52	June 2011 Japanese Yen	(7,857,549)	(7,826,000)	31,549
				7,483
	Equity-Related
36	June 2011 FTSE 100 Index	(3,248,708)	(3,398,367)	(149,659)
				(142,176)
				$668,888

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Forward Currency Contracts

		Contract Amount
Contract						Unrealized
Settlement Date	Counterparty	Receive		Deliver		Appreciation/
						(Depreciation)
04/28/2011	State Street Bank & Trust Co.	US Dollar	1,105,331	Australian Dollar	1,111,500	$(40,949)

Total Return Swap Contracts

						Net
						Unrealized
						Appreciation/
Expiration Date	Counterparty		Pay	Receive	Notional Amount	(Depreciation)
Long Total Return Swap Contracts
06/30/2011	Barclays Bank, PLC	(d)	1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index	$6,026,080	$206,094
07/18/2011	Goldman Sachs International	(d)	3 Month LIBOR plus a specified spread	MSCI AC World Index ex USA	10,791,853	112,316
08/31/2011	Goldman Sachs International	(d)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	10,465,577	708,263

						$1,026,673

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2011, grouped by contract type and risk exposure category.

Derivative Type	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$2,055	$2,055
Swap Contracts	—	1,026,673	1,026,673
Futures Contracts	144,131	946,180	1,090,311
Total Value - Assets	$144,131	$1,974,908	$2,119,039
Liability Derivatives
Futures Contracts	$(28,773)	$(392,650)	$(421,423)
Forwards Contracts	(40,949)	—	(40,949)
Total Value - Liabilities	$(69,722)	$(392,650)	$(462,372)

See accompanying Notes to Schedules of Investments.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	March 31, 2011

	Number of Shares	Value

Investments — 100.3% of net assets

Common Stocks — 70.0%

Aerospace & Defense — 2.0%
AAR Corp. (a)	41,509	$1,150,629
General Dynamics Corp.	2,300	176,088
Huntington Ingalls Industries, Inc. (a)	916	38,014
Lockheed Martin Corp.	5,300	426,120
Northrop Grumman Corp.	5,500	344,905
Raytheon Co.	5,100	259,437
		2,395,193

Automobiles — 0.2%
Ford Motor Co. (a)	8,600	128,226
Harley-Davidson, Inc.	3,500	148,715
		276,941

Beverages — 1.2%
Coca-Cola Co. (The)	2,300	152,605
Constellation Brands, Inc., Class A (a)	63,300	1,283,724
		1,436,329

Biotechnology — 0.5%
Biogen Idec, Inc. (a)	5,400	396,306
Gilead Sciences, Inc. (a)	5,500	233,420
		629,726

Capital Markets — 1.0%
Ameriprise Financial, Inc.	6,300	384,804
Franklin Resources, Inc.	3,300	412,764
Goldman Sachs Group, Inc. (The)	1,100	174,317
T. Rowe Price Group, Inc.	2,900	192,618
		1,164,503

Chemicals — 3.1%
Agrium, Inc. (Canada)	3,300	304,458
Calgon Carbon Corp. (a)	22,400	355,712
International Flavors & Fragrances, Inc.	21,500	1,339,450
Lubrizol Corp.	2,100	281,316
Nalco Holding Co.	50,568	1,381,012
		3,661,948

Commercial Banks — 1.3%
Fifth Third Bancorp	22,700	315,076
KeyCorp	36,100	320,568
North Valley Bancorp (a)	13,860	149,411
Wells Fargo & Co.	25,500	808,350
		1,593,405

Commercial Services & Supplies — 1.2%
KAR Auction Services, Inc. (a)	89,100	1,366,794

Communications Equipment — 0.4%
QUALCOMM, Inc.	2,500	137,075

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Research In Motion Ltd. (Canada) (a)	5,500	$311,135
		448,210

Computers & Peripherals — 2.1%
Apple, Inc. (a)	2,900	1,010,505
QLogic Corp. (a)	80,000	1,484,000
		2,494,505

Consumer Finance — 0.5%
Capital One Financial Corp.	7,700	400,092
Discover Financial Services	6,700	161,604
		561,696

Diversified Consumer Services — 1.2%
DeVry, Inc.	18,200	1,002,274
ITT Educational Services, Inc. (a)	6,100	440,115
		1,442,389

Diversified Financial Services — 0.9%
Citigroup, Inc. (a)	28,300	125,086
JPMorgan Chase & Co.	20,800	958,880
		1,083,966

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	14,800	452,880
General Communications, Inc., Class A (a)	94,100	1,029,454
Verizon Communications, Inc.	17,700	682,158
		2,164,492

Electric Utilities — 1.5%
Edison International	9,900	362,241
Entergy Corp.	3,300	221,793
Exelon Corp.	3,100	127,844
NV Energy, Inc.	75,000	1,116,750
		1,828,628

Electrical Equipment — 1.5%
Babcock & Wilcox Co. (a)	45,200	1,508,776
Generac Holdings, Inc. (a)	10,800	219,132
		1,727,908

Electronic Equipment, Instruments & Components — 3.9%
Checkpoint Systems, Inc. (a)	119,800	2,693,104
Flextronics International Ltd. (Singapore) (a)	17,300	129,231
Rogers Corp. (a)	40,000	1,802,400
		4,624,735

Energy Equipment & Services — 1.1%
Tidewater, Inc.	22,000	1,316,700

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	9,100	312,312
Geerlings & Wade, Inc. (a)	66,300	133
Kroger Co. (The)	14,100	337,977

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Safeway, Inc.	15,400	$362,516
Wal-Mart Stores, Inc.	6,100	317,505
Walgreen Co.	10,700	429,498
		1,759,941

Food Products — 0.1%
Archer-Daniels-Midland Co.	4,200	151,242

Health Care Equipment & Supplies — 1.1%
Accuray, Inc. (a)	75,294	679,905
Cooper Companies, Inc. (The)	8,898	617,966
PharmChem, Inc. (a) (b)	269,200	1,373
		1,299,244

Health Care Providers & Services — 5.9%
Aetna, Inc.	10,200	381,786
AmerisourceBergen Corp.	9,800	387,688
Cardinal Health, Inc.	9,100	374,283
CIGNA Corp.	4,000	177,120
Humana, Inc. (a)	5,900	412,646
Owens & Minor, Inc.	31,200	1,013,376
PharMerica Corp. (a)	41,100	470,184
UnitedHealth Group, Inc.	11,100	501,720
Universal Health Services, Inc., Class B	27,900	1,378,539
VCA Antech, Inc. (a)	57,600	1,450,368
WellPoint, Inc.	6,100	425,719
		6,973,429

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	42,500	1,075,250
McDonald's Corp.	1,900	144,571
Orient-Express Hotels Ltd., Class A (United Kingdom) (a)	25,000	309,250
		1,529,071

Household Products — 0.5%
Procter & Gamble Co. (The)	9,100	560,560

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	4,600	143,198

Industrial Conglomerates — 0.6%
General Electric Co.	34,900	699,745

Insurance — 3.8%
ACE Ltd. (Switzerland)	5,900	381,730
Aflac, Inc.	2,200	116,116
Arthur J. Gallagher & Co.	40,000	1,216,400
Brown & Brown, Inc.	25,000	645,000
Chubb Corp.	5,000	306,550
Travelers Companies, Inc. (The)	7,900	469,892
Willis Group Holdings plc (United Kingdom)	34,510	1,392,823
		4,528,511

IT Services — 1.9%
CoreLogic, Inc. (a)	35,000	647,500
Fidelity National Information Services, Inc.	4,500	147,105

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Fiserv, Inc. (a)	3,600	$225,792
International Business Machines Corp. (IBM)	6,100	994,727
Visa, Inc., Class A	3,700	272,394
		2,287,518

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (a)	11,400	633,270

Machinery — 1.8%
Caterpillar, Inc.	2,000	222,700
Dover Corp.	3,200	210,368
John Bean Technologies Corp.	73,700	1,417,251
Parker Hannifin Corp.	2,500	236,700
		2,087,019

Media — 2.6%
CBS Corp., Class B	7,700	192,808
Comcast Corp., Class A	12,400	306,528
DIRECTV, Class A (a)	9,800	458,640
Live Nation, Inc. (a)	134,638	1,346,380
McGraw-Hill Companies, Inc. (The)	9,100	358,540
Time Warner, Inc.	12,600	449,820
		3,112,716

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	6,500	361,075
Haynes International, Inc.	3,035	168,291
Pacific Rim Mining Corp. (Canada) (a) (c) (d)	35,000	8,400
Southern Copper Corp.	5,800	233,566
Teck Resources Ltd., Class B (Canada)	2,300	121,946
		893,278

Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	6,900	217,419

Multiline Retail — 2.4%
Big Lots, Inc. (a)	35,125	1,525,479
Saks, Inc. (a)	100,000	1,131,000
Target Corp.	3,600	180,036
		2,836,515

Office Electronics — 0.7%
Zebra Technologies Corp., Class A (a)	22,293	874,777

Oil, Gas & Consumable Fuels — 7.1%
Bill Barrett Corp. (a)	40,800	1,628,328
Chevron Corp.	10,100	1,085,043
ConocoPhillips	9,000	718,740
Exxon Mobil Corp.	16,500	1,388,145
Hess Corp.	5,400	460,134
Marathon Oil Corp.	9,400	501,114
Murphy Oil Corp.	4,400	323,048
Stone Energy Corp. (a)	53,700	1,791,969
Tesoro Corp. (a)	5,300	142,199
Valero Energy Corp.	14,900	444,318
		8,483,038

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Personal Products — 0.2%
Estee Lauder Companies, Inc. (The), Class A	2,100	$202,356

Pharmaceuticals — 0.7%
Forest Laboratories, Inc. (a)	10,200	329,460
Pfizer, Inc.	22,500	456,975
		786,435

Road & Rail — 0.6%
CSX Corp.	4,000	314,400
Union Pacific Corp.	3,900	383,487
		697,887

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	22,500	351,450
Cabot Microelectronics Corp. (a)	17,257	901,678
Intel Corp.	7,700	155,309
LSI Corp. (a)	38,300	260,440
Texas Instruments, Inc.	14,100	487,296
		2,156,173

Software — 1.5%
CA, Inc.	12,200	294,996
Microsoft Corp.	35,100	890,136
NexPrise, Inc. (a) (b)	28,553	785
Oracle Corp.	7,200	240,264
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	19,900	368,946
		1,795,461

Specialty Retail — 2.4%
AutoZone, Inc. (a)	1,300	355,628
Gap, Inc. (The)	16,300	369,358
Penske Automotive Group, Inc. (a)	73,200	1,465,464
PetSmart, Inc.	9,700	397,215
TJX Companies, Inc. (The)	6,400	318,272
		2,905,937

Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.	6,700	348,668
Hanesbrands, Inc. (a)	50,122	1,355,299
Polo Ralph Lauren Corp.	2,700	333,855
		2,037,822

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	31,400	901,494

Tobacco — 0.6%
Philip Morris International, Inc.	10,300	675,989

Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	2,000	275,360

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Number of Shares	Value

Wireless Telecommunication Services — 1.2%
United States Cellular Corp. (a)	27,400	$1,410,826

Total Common Stocks (Cost $63,695,779)		83,134,299

Acquired Funds (e) — 17.0%

Private Investment Funds

Long/Short Equity Fund — 16.9%
Adage Capital Partners, LP (a) (b) (c) (d)		20,104,695

Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		75,830

Total Acquired Funds (Cost $11,193,263)		20,180,525

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 13.3%

Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/11 (proceeds at maturity $3,777,979) (collaterlized by a US Treasury Bill, due 04/21/11 with a principal value of $2,810,000 and a market value of $2,809,921, and by US Treasury Notes, due 04/30/12 through 4/30/17 with a total principal value of $1,020,000 and a total market value of $1,049,085) (Cost $3,777,978)	0.010%	04/01/11	$3,777,978	3,777,978

US Treasury Bills — 10.1%
US Treasury Bill (f)		04/15/11	2,000,000	1,999,905
US Treasury Bill (f) (g)		04/21/11	10,000,000	9,999,586

Total US Treasury Bills (Cost $11,999,491)				11,999,491

Total Short-Term Investments (Cost $15,777,469)				15,777,469

Total Investments — 100.3% (Cost $90,666,511)				119,092,293

Liabilities in Excess of Other Assets — (0.3%)				(401,647)

Net Assets — 100.0%				$118,690,646

*
Approximately 57% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

(c)
Restricted Securities. The following restricted securities were held by the fund as of March 31, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid.  The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 - 06/30/03	$10,542,541	$20,104,695
Gotham Partners, LP	06/29/97	650,722	75,830
Pacific Rim Mining Corp.	06/01/04	100,800	8,400
Total (17.0% of net assets)			$20,188,925

(d)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $20,188,925, which represents 17.0% of the fund's net assets.

(e)	Portfolio holdings information of the Acquired Funds is not available as of March 31, 2011. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Equity-Related
36	June 2011 S&P 500 e-Mini Index	$2,312,502	$2,377,800	$65,298
115	June 2011 S&P 500 Index	36,924,622	37,978,750	1,054,128
				1,119,426
	Short Financial Futures Contracts
	Equity-Related
41	June 2011 Russell 2000 Mini Index	(3,265,732)	(3,450,970)	(185,238)
210	June 2011 S&P Midcap 400 e-Mini Index	(19,904,975)	(20,733,300)	(828,325)
				(1,013,563)
				$105,863

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 31, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2011, grouped by contract type and risk exposure category.

Derivative Type	Equity Risk	Total
Asset Derivatives
Futures Contracts	$1,119,426	$1,119,426
Total Value - Assets	$1,119,426	$1,119,426
Liability Derivatives
Futures Contracts	$(1,013,563)	$(1,013,563)
Total Value - Liabilities	$(1,013,563)	$(1,013,563)

See accompanying Notes to Schedules of Investments.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2011

	Interest Rate	Maturity Date	Principal Amount	Value

Investments — 100.6% of net assets

Short-Term Investments — 100.6%

Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/31/11 (proceeds at maturity $2,065,730) (collateralized by a US Treasury Bill, due 04/21/11 with a principal value of $2,115,000 and a market value of $2,114,941) (Cost $2,065,730)	0.010%	04/01/11	$2,065,730	$2,065,730
US Treasury Bills — 99.6%
US Treasury Bill (a)		06/23/11	3,000,000	2,999,397
US Treasury Bill (a)		06/30/11	5,000,000	4,998,850
US Treasury Bill (a)		07/28/11	18,000,000	17,993,682
US Treasury Bill (a)		08/25/11	7,000,000	6,996,031
US Treasury Bill (a)		09/15/11	4,000,000	3,997,032
US Treasury Bill (a)		09/29/11	163,000,000	162,864,873

Total US Treasury Bills — 99.6% (Cost $199,845,858)				199,849,865

Total Short-Term Investments (Cost $201,911,588)				201,915,595

Total Investments — 100.6% (Cost $201,911,588)				201,915,595

Liabilities in Excess of Other Assets — (0.6%)				(1,277,309)

Net Assets — 100.0%				$200,638,286
(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	March 31, 2011

1.	Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the ‘‘funds.’’

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which net asset values of the funds are determined.  If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.  Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$912,192,743	$806,744,189	$—	$1,718,936,932
Convertible Bonds	—	4,352,408	—	4,352,408
Subordinated Convertible Notes	—	206,344	—	206,344
Corporate Bonds	—	77,864,730	—	77,864,730
Asset-Backed Securities	—	24,155,732	—	24,155,732
Mortgage-Backed Securities	—	76,255,665	—	76,255,665
Bank Loans	—	1,620,572	—	1,620,572
US Treasury Notes/Bonds	588,516,973	—	—	588,516,973
Exchange-Traded Funds and Mutual Funds	106,795,062	—	—	106,795,062
Private Investment Funds	—	—	507,602,822	507,602,822
Preferred Stocks	10,215,960	3,581,741	—	13,797,701
Purchased Options	1,530,761	—	—	1,530,761
Warrants	—	2,203,522	—	2,203,522
Short-Term Investments	1,081,834,354	—	—	1,081,834,354
Total Investments in Securities	2,701,085,853	996,984,903	507,602,822	4,205,673,578
Financial Futures Contracts – Interest Rate Risk	67,887	—	—	67,887
Financial Futures Contracts – Foreign Currency Risk	1,937,710	—	—	1,937,710
Financial Futures Contracts – Equity Risk	2,859,478	—	—	2,859,478
Swap Contracts – Equity Risk	—	3,389,716	—	3,389,716
Total Other Financial Instruments	4,865,075	3,389,716	—	8,254,791
Total Assets	$2,705,950,928	$1,000,374,619	$507,602,822	$4,213,928,369

Liabilities
Common Stocks Sold Short*	$(58,376,903)	$(1,789,975)	$—	$(60,166,878)
Total Securities Sold Short	(58,376,903)	(1,789,975)	—	(60,166,878)
Financial Futures Contracts – Interest Rate Risk	(177,943)	—	—	(177,943)
Financial Futures Contracts – Foreign Currency Risk	(400,713)	—	—	(400,713)
Financial Futures Contracts – Equity Risk	(2,231,444)	—	—	(2,231,444)
Forward Currency Contracts - Foreign Currency Risk	(220,039)	—	—	(220,039)
Swap Contracts – Equity Risk	—	(432,580)	—	(432,580)
Total Other Financial Instruments	(3,030,139)	(432,580)	—	(3,462,719)
Total Liabilities	$(61,407,042)	$(2,222,555)	$—	$(63,629,597)

*  Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes  to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$11,756,318	$140,389,392	$—	$152,145,710
Private Investment Funds	—	—	26,998,534	26,998,534
Preferred Stocks	—	1,537,147	—	1,537,147
Warrants	—	2,055	—	2,055
Short-Term Investments	21,174,623	—	—	21,174,623
Total Investments in Securities	32,930,941	141,928,594	26,998,534	201,858,069
Financial Futures Contracts – Foreign Currency Risk	144,131	—	—	144,131
Financial Futures Contracts – Equity Risk	946,180	—	—	946,180
Swap Contracts – Equity Risk	—	1,026,673	—	1,026,673
Total Other Financial Instruments	1,090,311	1,026,673	—	2,116,984
Total Assets	$34,021,252	$142,955,267	$26,998,534	$203,975,053

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(28,773)	$—	$—	$(28,773)
Financial Futures Contracts – Equity Risk	(392,650)	—	—	(392,650)
Forward Currency Contracts – Foreign Currency Risk	(40,949)	—	—	(40,949)
Total Other Financial Instruments	(462,372)	—	—	(462,372)
Total Liabilities	$(462,372)	$—	$—	$(462,372)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,133,965	$334	$—	$83,134,299
Private Investment Funds	—	—	20,180,525	20,180,525
Short-Term Investments	15,777,469	—	—	15,777,469
Total Investments in Securities	98,911,434	334	20,180,525	119,092,293
Financial Futures Contracts – Equity Risk	1,119,426	—	—	1,119,426
Total Other Financial Instruments	1,119,426	—	—	1,119,426
Total Assets	$100,030,860	$334	$20,180,525	$120,211,719

Liabilities
Financial Futures Contracts – Equity Risk	$(1,013,563)	$—	$—	$(1,013,563)
Total Other Financial Instruments	(1,013,563)	—	—	(1,013,563)
Total Liabilities	$(1.013.563)	$—	$—	$(1,013,563)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$201,915,595	$—	$—	$201,915,595
Total Investments in Securities	201,915,595	—	—	201,915,595
Total Assets	$201,915,595	$—	$—	$201,915,595

The funds recognize transfers into and transfers out of the valuation levels at the beginning of the reporting period. The funds had no significant transfers in or out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2011.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3		Net Transfers out of Level 3	Balance as of March 31, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/11 for the period ended 3/31/11
Common Stocks*	$-	-	$-	$(49)	$-	$-	49	**	$-	$-	$(49)
Private Investment Funds	498,091,196	-	-	9,511,626	-	-	-		-	$507,602,822	9,511,626
Corporate Bonds	-	17,630	-	(17,630)	-	-	-		-	-	(17,630)
Total	$498,091,196	$17,630	$-	$9,493,947	$-	$-	49	**	$-	$507,602,822	$9,493,947

*	There are Common Stocks categorized as Level 3 that have a market value of zero.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

International Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of March 31, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/11 for the period ended 3/31/11
Common Stocks*	$-	$-	$-	$-	$-	$-	$-	$-	$-
Private Investment Funds	27,799,306	-	(800,772)	-	-	-	-	$26,998,534	(800,772)
Total	$27,799,306	$-	$(800,772)	$-	$-	$-	$-	$26,998,534	$(800,772)

*  There are Common Stocks categorized as Level 3 that have a market value of zero.

US Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of March 31, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/11 for the period ended 3/31/11
Private Investment Funds	$18,955,808	$-	$1,224,717	$-	$-	$-	$-	$20,180,525	$1,224,717

3. Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds employ derivative strategies, such as futures, options on futures, buying options, and swaps (including total return and credit default swaps). Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect a fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

During the three-month period ended March 31, 2011, US Equity Fund accessed both long and short exposure to US markets via futures contracts on equity indices. During the same period, Multi-Asset Fund and International Equity Fund accessed both long and short exposure to world markets (ex-US for International Equity Fund) via futures contracts on equity indices. Multi-Asset Fund and International Equity Fund also accessed exposure to world markets (long exposure for Multi-Asset Fund and both long and short ex-US exposure for International Equity Fund) via futures contracts on foreign currencies. Additionally, Multi-Asset Fund used interest rate-related futures contracts to reduce the duration of its portfolio.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Swap Contracts

During the three-month period ended March 31, 2011, Multi-Asset Fund used total return swap contracts to increase its exposure to emerging markets and reduce its exposure to global energy stocks.  During the same period, International Equity Fund used total return swap contracts to increase its exposure to markets outside the US, including, notably, emerging markets. Rather than incurring the costs associated with reallocating fund assets to or away from money managers or purchasing additional equity securities, the use of total return swap contracts allowed TAS to strategically position the funds’ exposures relative to their respective benchmarks, while maintaining cash liquidity buffers. In addition, Multi-Asset Fund purchased protection via credit default swap contracts to reduce the fund’s overall credit exposure.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty.  If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps.  As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

During the three-month period ended March 31, 2011, Multi-Asset Fund used options contracts to gain exposure to an Egyptian equity security without investing directly through the local securities market.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

Forward Currency Contracts

During the three-month period ended March 31, 2011, Multi-Asset Fund and International Equity Fund entered into forward currency contracts to manage the foreign currency exchange risk to which they are subject in the normal course of pursuing their international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

Multi-Asset Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ Multi-Asset Fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

Multi-Asset Fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

Multi-Asset Fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.   Investment Transactions

For federal income tax purposes, the cost of investments owned at March 31, 2011, has been estimated since the final tax characteristic cannot be determined until fiscal year end.  The cost of investments, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2011, for each fund are as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$632,447,340	$(284,815,537)	$347,631,803	3,858,041,775
International Equity	36,638,464	(24,285,131)	12,353,333	189,504,736
US Equity	31,513,434	(11,131,094)	20,382,340	98,709,953
Short-Term	5,066	(1,059)	4,007	201,911,588

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2011 were as follows:

Description	Face Value

Multi-Asset Fund

JP Morgan Chase & Co., 0.30%, dated 03/24/2011, to be repurchased on 04/07/2011 at $125,301,867	$125,287,250

For the three-month period ended March 31, 2011, the average balance outstanding was $111,551,872 and the average interest rate was 0.29%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

Multi-Asset Fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Multi-Asset Fund invests in asset-backed and mortgage-backed securities.  These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8.   Subsequent Events

On March 21, 2011, the TIP Board of Directors approved two proposals regarding the TIP funds.  The first proposal involves an Amended and Restated Advisory Agreement between TIP, on behalf of Multi-Asset Fund (“MAF”), and TAS, that would, among other things, increase the investment advisory fee payable to TAS as MAF's investment adviser.  At a special meeting of members of MAF held on May 23, 2011, members of MAF approved the proposed Amended and Restated Advisory Agreement, which will become effective June 1, 2011.  The second proposal relates to the proposed combination of International Equity Fund (“IEF”) and US Equity Fund (“USEF”) into MAF, and the subsequent liquidation of the former two funds. The second proposal will be submitted to the members of IEF and USEF for their approval at an upcoming member meeting.

Item 2. Controls and Procedures.

(a) The registrant’s Chief Executive Officer and Chief Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:  /s/ Richard J. Flannery
 Richard J. Flannery, President and Chief Executive Officer

Date  5/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard J. Flannery
 Richard J. Flannery, President and Chief Executive Officer

Date  5/25/2011

By:  /s/ Dawn I. Lezon
 Dawn I. Lezon, Treasurer and Chief Financial Officer

Date  5/25/2011